N-2	Oct. 10, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001963682
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-270884
Investment Company Act File Number	811-23858
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	AB CarVal Opportunistic Credit Fund
Entity Address, Address Line One	1601 Utica Avenue South
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	952
Local Phone Number	444-4780
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Fees:	Class A	Advisor	Class C	Class U
Maximum Sales Load (percentage of offering price)(1)	2.50%	None	None	None
Maximum Contingent Deferred Sales Load	1.50%	None	1.00%	None
Annual Fund Expenses (as a percentage of net assets)(2)(3):
Management Fee(3)	1.50%	1.50%	1.50%	1.50%
Interest Payments on Borrowed Funds(4)	0.75%	0.75%	0.75%	0.75%
Other Expenses	1.98%	1.23%	2.23%	1.98%
Distribution and/or Servicing Fee	0.75%	0.00%	1.00%	0.75%
Other operating expenses	1.23%	1.23%	1.23%	1.23%
Total Annual Fund Expenses	4.23%	3.48%	4.48%	4.23%
Fee Waiver and/or Expense Reimbursement(5)	(0.75)%	(0.75)%	(0.75)%	(0.75)%

Total Annual Fund Expenses After Fee Waiver and/or Expense Reimbursement(5)	3.48%	2.73%	3.73%	3.48%

(1)
Investors purchasing Class A Shares may be charged a sales load of up to 2.50% of the investor’s gross purchase. Purchases of Class A shares in amounts of $250,000 or more may be subject to a 1.5%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. While Advisor Shares and Class U Shares are not subject to a front-end sales charge, if you purchase Advisor Shares or Class U Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Shareholder Transaction Fees:	Class A	Advisor	Class C	Class U
Maximum Sales Load (percentage of offering price)(1)	2.50%	None	None	None
Maximum Contingent Deferred Sales Load	1.50%	None	1.00%	None
Annual Fund Expenses (as a percentage of net assets)(2)(3):
Management Fee(3)	1.50%	1.50%	1.50%	1.50%
Interest Payments on Borrowed Funds(4)	0.75%	0.75%	0.75%	0.75%
Other Expenses	1.98%	1.23%	2.23%	1.98%
Distribution and/or Servicing Fee	0.75%	0.00%	1.00%	0.75%
Other operating expenses	1.23%	1.23%	1.23%	1.23%
Total Annual Fund Expenses	4.23%	3.48%	4.48%	4.23%
Fee Waiver and/or Expense Reimbursement(5)	(0.75)%	(0.75)%	(0.75)%	(0.75)%

Total Annual Fund Expenses After Fee Waiver and/or Expense Reimbursement(5)	3.48%	2.73%	3.73%	3.48%

(2)	Expenses assume the Fund raises $500 million in proceeds in the first 12 months resulting in estimated average net assets of approximately $250 million.
(3)	The Fund pays the Adviser the Management Fee in consideration of the investment advisory services that the Adviser provides to the Fund. See “Investment Advisory Agreement.”
(4)	“Interest Payments on Borrowed Funds” assumes the incurrence of indebtedness in an amount equal to 12.00% of the Fund’s net assets with a projected interest rate expense of 6.25%.
(5)
The Adviser has contractually agreed to reimburse expenses (exclusive of Management Fees, distribution and/or servicing fees, investment-related expenses, borrowing costs, borrowing-related costs, taxes, brokerage expenses, litigation, acquired fund fees and expenses, and extraordinary expenses) (and inclusive of organizational and initial offering costs) to the extent necessary to limit “Other Expenses” to 0.48% of the Fund’s average daily net assets. This contractual arrangement will remain in effect at least until [ ], 2024 (i.e., at least one year from the effective date of the Fund’s registration statement) unless the Fund’s Board of Trustees approves its earlier termination. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to the Expense Limitation Agreement if such recoupment does not cause the Fund to exceed the current expense limit or the expense limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years from the date the amount was initially waived or reimbursed.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
You would pay the following fees and expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

	Class A	Advisor Shares	Class C		Class U
After 1 Year	$59	$28	$48	*	$35
After 3 Years	$136	$92	$121		$114
After 5 Years	$215	$159	$206		$195
After 10 Years	$420	$338	$421		$405
*	If, at the end of the period, your Shares are not repurchased, your expenses would be decreased by approximately $10.
The Example is based on the estimated fees and expenses set out above. This Example should not be considered a representation of future expenses, as actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example. A greater rate of return than that used in the Example would increase certain fees and expenses paid by the Fund.

Purpose of Fee Table , Note [Text Block]
The following table illustrates the fees and expenses that the Fund expects to incur and that shareholders investing in the Fund can expect to bear directly or indirectly. The expenses shown in the table under “Annual Fund Expenses” are estimated based on projected amounts for the Fund’s first full year of operation.

Basis of Transaction Fees, Note [Text Block]	percentage of offering price
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Adviser the Management Fee in consideration of the investment advisory services that the Adviser provides to the Fund. See “Investment Advisory Agreement.”
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE
The investment objective of the Fund will be to seek to maximize total return, consisting of current income and capital appreciation. The Fund intends to seek to achieve its investment objective by investing primarily in debt securities and credit-related investments, either directly or through separate investment structures or vehicles that provide the Fund with exposure to such securities (collectively, the “Credit Investments”). The Credit Investments include directly originated debt investments, syndicated debt positions acquired in the primary and secondary markets, and structured investments, where the returns are based upon the performance of underlying credit instruments, such as asset backed securities.
INVESTMENT STRATEGY
The Fund intends to achieve its investment objective by investing primarily in Credit Investments. Under normal circumstances, the Fund will invest at least 80% its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a portfolio of Credit Investments. The Credit Investments include directly originated debt investments, syndicated debt positions acquired in the primary and secondary markets, and structured investments, where the returns are based upon the performance of underlying credit instruments, such as asset-backed securitizations. At times, the Fund will invest a substantial portion of its assets in Credit Investments that are rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Such investments may include defaulted or partially defaulted loans. Credit Investments that are rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Some of the Credit Investments will have no credit rating at all.
The Fund seeks to capitalize on investment opportunities in credit assets including corporate securities, structured credit, loan portfolios and hard assets. The strategy is not dependent on any one particular asset class, and given the size and scale of the Adviser and its global footprint, it is able to move capital to what it believes are the best opportunities. The Fund intends to be positioned across sectors and along the credit curve (i.e., the graphical representation of yields over various maturities) to seek total return, without any explicit duration target or liquidity limitations. The strategy will assess relative value and adapt to fluctuating market conditions on a global basis. The strategy invests in a wide range of instruments at multiple levels of the capital structure and the Adviser seeks out investments that it believes offer attractive risk-adjusted returns across asset classes. The Adviser will seek to construct a portfolio for the Fund that it believes creates an optimal mix of risk, return and volatility across asset classes, yet anticipates that the Fund’s opportunities may be more heavily weighted in different asset classes and geographies depending on the point in the market cycle. Through every cycle, the Fund will seek to provide capital to issuers who may otherwise be unable to obtain attractive financing. The Fund’s composition will move across the United States, Europe and emerging markets, and principally across corporate securities, loan portfolios, structured credit, and hard assets.
The Fund’s 80% policy with respect to investments in Credit Investments is not fundamental and may be changed by the Board without shareholder approval. Shareholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Nets Assets in the particular type of investment suggested by its name. The Fund’s investments in derivatives, other investment companies and other instruments are counted towards the Fund’s 80% investment policy to the extent they have economic characteristics similar to the investments included within that policy.
The Fund’s corporate securities strategy centers on investments in obligations of leveraged and/or financially troubled corporations. These investments typically extend to what the Adviser views as mispriced or undervalued bonds, bank debt, credit default swaps and equities, but may also extend to other similar investment types or assets. From time to time, investments in this strategy will also include opportunistically investing in high-yield loans or debtor-in-possession financings.
The Fund’s structured credit strategy centers on investments in asset-backed securities including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and other asset-backed securities. The Adviser believes its capabilities and experience in whole loans, leveraged loans, and commercial real estate provide a competitive advantage in investing in RMBS, CMBS, and CLO securities.
The Fund’s loan portfolios strategy centers on investments in portfolios of whole loans including consumer receivables, residential mortgages, small business loans, and other consumer, commercial and industrial obligations. This strategy also includes investments in commercial real estate loan transactions, as well as real estate-related public debt and equity securities and loan portfolios containing real estate owned or other receivables. In executing this strategy, the Adviser partners with a network of servicing and collections specialists, seeking to pair each portfolio with the servicing partner that is best positioned to maximize collections given the type and location of the obligations.
The Fund’s hard assets strategy centers on identifying undervalued situations across a broad range of asset categories, industries and markets that utilize the Adviser’s core competencies, skills, and methods to identify and make investments in non-traditional asset categories that are not targeted through the above strategies. These investments have historically included investments in aviation assets, vessel assets, and renewable energy related assets but may extend to any investment opportunity that the Adviser believes to be attractive and profitable under the circumstances.
The Fund also intends to invest, at times, directly or indirectly, on margin or otherwise, in interests commonly referred to as securities, other financial instruments of U.S. and non-U.S. entities and other assets, including capital stock; shares of beneficial interest; partnership interests and similar financial instruments; bonds, notes and debentures (whether subordinated, convertible or otherwise); claims or other causes of action, matured or unmatured, contingent or otherwise, of creditors and/or equity holders of any person against such person, including, without limitation, “claims” and “interests,” in each case as defined under title 11 of the United States Code entitled “Bankruptcy,” as the same may be hereafter amended from time to time, and any successor statute or statutes thereto, and all rights and options relating to the foregoing; currencies; commodities; physical and intangible assets; interest rate, currency, commodity, equity and other derivative products, including (i) futures contracts (and options thereon) relating to stock indices, currencies, U.S. Government securities and securities of non-U.S. governments, other financial instruments and all other commodities, (ii) swaps, options, swaptions, warrants, caps, collars, floors and forward rate agreements, (iii) spot and forward currency transactions and (iv) agreements relating to or securing such transactions; repurchase and reverse repurchase agreements; loans; structured finance instruments; accounts and notes receivable and payable held by trade or other creditors; trade acceptances; contract and other claims; executory contracts; participations; mutual funds, exchange-traded funds and similar financial instruments; money market funds; obligations of the United States or any non-U.S. government, or any country, state, governmental agency or political subdivision thereof; commercial paper; certificates of deposit; bankers’ acceptances; choses in action; trust receipts; and any other obligations and instruments or evidences of indebtedness of whatever kind or nature that exist now or are hereafter created, in each case, of any person, whether or not publicly traded or readily available.
The Fund may invest in one or more wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries.”) The Fund may form a Subsidiary in order to, among other things, pursue its investment objective and strategy in a more tax-efficient manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments will also refer to any Subsidiary’s investments.
Investment Process. The Adviser’s investment process combines a top-down perspective and portfolio construction discipline with a bottom-up fundamental analytical approach. In evaluating potential investments, the Adviser performs extensive quantitative and qualitative analyses based on, among other things, extensive legal and financial due diligence (which may include reliance on third-party due diligence) and the experience and judgment of the Adviser’s investment professionals.
The Adviser will pursue investment opportunities with a potential for value enhancement, such as in situations of prior mismanagement, market inefficiencies, and/or poorly devised capital structures. Techniques used to add value to investments may include capital restructuring, repositioning/redevelopment, and servicing. The Adviser also monitors the performance of the existing portfolio investments. Consideration is given to targeted investment goals as well as existing market and sales trends in determining whether to continue to hold or sell an asset. The Adviser seeks to continuously evaluate these factors to determine the appropriate timing for the disposition of any asset or group or category of assets.
In executing the Fund’s corporate securities strategy, the Adviser conducts in-house analysis and due diligence in evaluating each investment opportunity within the strategy and will rely on a combination of proprietary analysis, long-standing and extensive network of global contacts and third-party research and modeling. The Adviser generally sources investments within the corporate securities strategy through its global network of contacts. After utilizing its top-down research for investment screening, the Adviser will engage in a due diligence process, including an analysis of the potential investment and its liquidity prospects, as well as an evaluation of the risk/return profile for each potential investment.
In executing the Fund’s structured credit strategy, the Adviser utilizes its capabilities analyzing and trading asset-backed securities, including residential and commercial mortgage-backed securities, CLOs, and other asset-backed securities. The Adviser believes its capabilities and experience in whole loans, leveraged loans and commercial real estate provide a competitive advantage in investing in RMBS, CMBS and CLO securities. Multiple investment teams routinely collaborate to evaluate investment opportunities in different structured credit securities.
In executing the Fund’s loan portfolios strategy, the Adviser utilizes its local presence in markets around the world to sources investment opportunities. The Adviser also utilizes its analytical expertise and seasoned due diligence capabilities constructed from its extensive history of purchasing diverse loan types. The Adviser seeks to maximize collections and returns from the Fund’s investments by selecting servicing partners with the capabilities that it believes are best matched with particular loan portfolio investments. Furthermore, in executing the Fund’s structured credit strategy, the Adviser will utilize its capabilities in analyzing and trading asset-backed securities.
In executing the Fund’s hard asset strategy, the Adviser will source investments through its relationships with various parties. For example, the Adviser will utilize its own captive aviation asset management platform company for sourcing, due diligence, technical assistance and leasing expertise. With respect to renewable energy investments, the Adviser seeks to capitalize on investment opportunities in or with a nexus to renewable energy or energy usage efficiencies by utilizing the Adviser’s presence in energy markets around the world as well as the Adviser’s extensive network of relationships.
Access to the Adviser’s Transaction Flow and Expertise. In conducting its investment activities, the Adviser believes that the Fund will benefit from the significant scale and resources of the Adviser and its downstream affiliates (the “AB CarVal Group”). The Fund is served by origination, underwriting and portfolio management teams comprised of experienced investment professionals. The Adviser’s investment team utilizes a rigorous, systematic, and consistent investment process, refined over the Adviser’s history investing in private markets across multiple credit cycles, designed to identify what the Adviser believes to be compelling Credit Investment opportunities. The Adviser believes the Fund and other investment vehicles it manages provide capital to issuers who may otherwise be unable to obtain attractive financing. The Adviser believes that it is well-positioned to capitalize on these credit opportunities with its depth and breadth of experience effectively sourcing, executing and maximizing returns across a range of asset classes. The Adviser’s approach to investing in distressed assets is driven by a fundamental bottom-up credit and collateral focus, and combines local execution capabilities with a global perspective. The Adviser’s portfolios have evolved and changed through the cycles. The Adviser will seek to actively manage the Fund’s portfolio composition across asset classes and geographies. The Fund’s composition is expected to include investments from issuers economically tied to the United States, Europe and emerging markets. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. investments, including investments in emerging markets.
The Adviser believes that there are three key elements that provide a significant competitive advantage for it to successfully take advantage of global credit opportunities:
Differentiated investment strategy: The Adviser believes that its differentiated strategy positions the Fund to effectively take advantage of opportunities presented across various asset classes and geographies. The Fund is not dependent on any one particular asset class, and given the size and scale of the Adviser’s global footprint, the Adviser is able to invest in what it believes to be the best opportunities. This global footprint gives the Adviser a unique perspective on investment trends and returns available across different markets and different geographies. In addition, the AB CarVal Group’s existing investment portfolios provide the Adviser with proprietary data on an ongoing basis covering consumer and small business collection trends, residential and commercial real estate value and performance metrics, and corporate earnings and cash flow results.
Global Platform: Since 1987, the Adviser has invested approximately $144 billion in thousands of transactions across 82 countries. This experience, combined with the global reach of the AB CarVal Group offers the Adviser access to proprietary intellectual capital, investment experience, and industry expertise that the Adviser believes is unmatched.
The Adviser strongly believes that tenure and presence in European private credit markets will be critical in capturing opportunities. Non-core assets to be sold across credit cycles require deep institutional resources to profitably capitalize on the opportunity, including relationships with sellers, sourcing capabilities, analytical skills, trading and execution skills, and a robust servicing network. The Adviser’s 25+ year presence in Europe has enabled it to develop these capabilities, and it believes that as a result the Adviser will be able to pursue negotiated deal opportunities at attractive prices.
The Adviser’s three decades in the emerging markets have helped it develop strong sourcing capabilities driven by deep relationships with sellers, advisors, consultants, attorneys and other market participants. In addition, AB CarVal Group has developed robust analytical skills across diverse opportunities, valuable trading and execution experience and a deep understanding of bankruptcy laws and their enforcement throughout a multitude of emerging market countries.
Experienced team and time-tested process: The Adviser’s experienced investment team has the ability to assess relative value and adapt to fluctuating market conditions on a global basis. The investment team’s experience investing in a wide range of instruments at multiple levels of the capital structure gives the Adviser the flexibility to seek out investments that it believes offer attractive risk-adjusted returns across asset classes.
The Adviser’s experienced investment team has developed strong sourcing capabilities driven by deep relationships with sellers, advisors, consultants, attorneys and other market participants. In addition, the Adviser’s investment professionals have robust analytical skills across diverse opportunities, valuable trading and execution experience and a deep understanding of bankruptcy laws and their enforcement throughout a multitude of countries. The Adviser believes that a key to the Adviser’s success has been the ability of its investment professionals to invest in complex situations and navigate through a variety of market cycles.
The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest a high percentage of its assets in a limited number of issuers and may invest a larger proportion of its assets in a single issuer.
Additional Information Regarding the Fund’s Investment Strategy
There can be no assurance that the investment strategies employed by the Adviser will be successful or result in the investment objective of the Fund being achieved. In addition, the investment strategies utilized by the Fund are subject to certain limitations as a result of its registration under the 1940 Act and its intention to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). See “Investment Restrictions,” and “U.S. Federal Income Tax Considerations.”
Portfolio Composition
The Fund intends to invest, at times, directly or indirectly, on margin or otherwise, in securities and other financial instruments of U.S. and non-U.S. entities and other assets, including capital stock; shares of beneficial interest; partnership interests and similar financial instruments; bonds, notes and debentures (whether subordinated, convertible or otherwise); claims or other causes of action, matured or unmatured, contingent or otherwise, of creditors and/or equity holders of any person against such person, including, without limitation, “claims” and “interests,” in each case as defined under title 11 of the United States Code entitled “Bankruptcy,” as the same may be hereafter amended from time to time, and any successor statute or statutes thereto, and all rights and options relating to the foregoing; currencies; commodities; physical and intangible assets; interest rate, currency, commodity, equity and other derivative products, including (i) futures contracts (and options thereon) relating to stock indices, currencies, U.S. Government securities and securities of non-U.S. governments, other financial instruments and all other commodities, (ii) swaps, options, swaptions, warrants, caps, collars, floors and forward rate agreements, (iii) spot and forward currency transactions and (iv) agreements relating to or securing such transactions; repurchase and reverse repurchase agreements; loans; structured finance instruments; accounts and notes receivable and payable held by trade or other creditors; trade acceptances; contract and other claims; executory contracts; participations; mutual funds, exchange-traded funds and similar financial instruments; money market funds; obligations of the U.S. or any non-U.S. government, or any country, state, governmental agency or political subdivision thereof; commercial paper; certificates of deposit; bankers’ acceptances; choses in action; trust receipts; and any other obligations and instruments or evidences of indebtedness of whatever kind or nature that exist now or are hereafter created, in each case, of any person, whether or not publicly traded or readily marketable.
Exemptive Relief
To the extent permitted by law, the Fund intends to co-invest in investment with Other Accounts. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with Other Accounts. The Adviser and the Fund have applied for the “Exemptive Order.” However, the Exemptive Order would be expected to contain certain conditions that limit or restrict the Fund’s ability to participate in such investments. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. There is no assurance that the requested Exemptive Order will be granted.
Short-Term Investments
For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. The Fund may also utilize short-term investments for cash management purposes. Short-term investments are short-term debt obligations and other similar securities and may include (i) securities issued or guaranteed as to interest and principal by the U.S. Government or one of its agencies or instrumentalities; (ii) debt obligations of U.S. banks, savings associations, insurance companies and mortgage bankers; (iii) commercial paper and other short-term obligations of corporations, partnerships, trusts and similar entities; (iv) repurchase agreements; and (v) other investment companies that invest principally in money market instruments. Money market instruments include longer-term bonds that have variable interest rates, demand features or other special features that give them the financial characteristics of short-term debt. The Fund also may hold cash and cash equivalents and may invest in participation interests in the money market securities mentioned above without limitation.

Risk Factors [Table Text Block]
RISK FACTORS AND SPECIAL CONSIDERATIONS
An investment in the Fund is speculative and involves a high degree of risk and should not constitute a complete investment program. Before making an investment decision, you should carefully consider the following risk factors, together with the other information contained in this prospectus. At any point in time, an investment in the Fund’s shares may be worth less than the original amount invested, even after taking into account the distributions paid, if any, and the ability of shareholders to reinvest distributions. If any of the risks discussed in this prospectus occur, the Fund’s results of operations could be materially and adversely affected. If this were to happen, the price of Fund shares could decline significantly and you could lose all or a part of your investment. Different risks may be more significant at different times depending on market conditions.
General Market Risks
General Economic and Market Conditions Risk. The success of the Fund will be affected by general economic and market conditions, such as changes in interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers and sanctions, currency exchange controls, market structure, liquidity, transparency and access, capital and margin requirements affecting the Fund, its intermediaries and national and international political circumstances (including wars, terrorist acts or security operations). These factors may affect the level and volatility of financial instruments’ prices and the liquidity of the Fund’s investments. Volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets — the larger the positions, the greater the potential for loss.
Market Disruptions and Geopolitical Events Risk. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics and pandemics (including the outbreak of COVID-19 globally). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the U.S. and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.
Widespread disease, including the outbreak of COVID-19 as well as other pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the U.S. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent the Fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact the Fund’s ability to achieve its investment objective, as well as the operations of the Fund and the Adviser, and (iii) may exacerbate the risks discussed elsewhere in this prospectus, including political, social and economic risks.
Global economies and financial markets have become increasingly interconnected, which increases the possibility that economic, financial or political events and factors in one country or region might adversely impact issuers in a different country or region or worldwide.
Consequently, the Fund may not be capable of, or successful at, preserving the value of their assets, generating positive investment returns or effectively managing their risks.
Potential Interest Rate Increases Risk. The United States has experienced a sustained period of historically low interest rate levels. In recent months, however, short-term and long-term interest rates have risen. The uncertainty of the U.S. and global economy, changes in U.S. government policy, and changes in the federal funds rate, increase the risk that interest rates will rise in the future. Sustained future interest rate volatility may cause the value of the fixed-income securities held by the Fund to decrease, which may result in substantial withdrawals from the Fund that, in turn, forces the Fund to liquidate such securities at disadvantageous prices negatively impacting the performance of the Fund.
Systemic Risk. Systemic risk is the risk of broad financial system stress or collapse triggered by the default of one or more financial institutions, which results in a series of defaults by other independent financial institutions. Financial intermediaries, such as clearinghouses, banks, securities firms and exchanges with which the Fund interacts are all subject to systemic risk. A systemic failure could have material adverse consequences on the Fund and on the markets for the investments in which the Fund seeks to invest.
Certain Risks Related to Investment Strategies by the Fund
Competition; Availability of Investments Risk. The identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There can be no assurance that the Fund will be able to identify or successfully pursue attractive investment opportunities in the markets in which the Fund intends to invest for many reasons, including competition for attractive investment opportunities and changes in markets or economic conditions. In addition, in some developing markets, foreign investment is limited or restricted, or local investors are favored over foreign investors which may further limit the investment opportunities available to the Fund. As a result, there can be no assurance that there will be a sufficient number of suitable investment opportunities to enable the Fund to invest all of its capital in opportunities that satisfy the Fund’s investment objectives or that such investment opportunities will lead to completed investments by the Fund.
Developments in the Credit Market Risk. Declines in the market value of asset-backed securities, especially securities backed by subprime mortgages, have been concomitant with significant market events. Increasing credit and valuation problems in the subprime mortgage market have generated extreme volatility and illiquidity in the markets for securities directly or indirectly exposed to subprime mortgage loans. This volatility and illiquidity has extended to the global credit and equity markets generally, and, in particular, to the high-yield bond and loan markets, exacerbated by, among other things, growing uncertainty regarding the extent of the problems in the mortgage industry and the degree of exposure of financial institutions and others, decreased risk tolerance by investors and significantly tightened availability of credit. The duration and ultimate effect of current market conditions cannot be predicted, nor is it known whether or the degree to which such conditions may worsen. However, the continuation of current market conditions, uncertainty or further deterioration could result in further declines in the market values of potential investments or declines in the market values of subsequently purchased investments. Such declines could lead to diminished investment opportunities for the Fund, prevent the Fund from successfully executing their specific investment strategies or require the Fund to dispose of investments at a loss while such adverse market conditions prevail.
Leverage Risk. The Fund intends to utilize leverage and may utilize leverage to the maximum extent permitted by law for investment and other general corporate purposes. The Fund may obtain leverage by issuing preferred shares and/or notes and it may also borrow funds from banks and other financial institutions. The Fund may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased Share dividends, but also creates risks for the Fund’s shareholders, including increased variability of the Fund’s net income, distributions, and/or NAV. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which will be borne entirely by the Fund’s Shareholders. To the extent that the Fund makes investments in syndicated loans or other debt instruments structured with floating rate floors, the Fund will not realize additional income if rates increase during periods when the applicable floating rate remains below the corresponding floor but the Fund’s cost of financing is expected to increase, resulting in the potential for a decrease in the level of income available for dividends or distributions made by the Fund. If the Fund issues preferred shares and/or notes or engages in other borrowings, it will have to pay dividends on its preferred shares or interest on its notes or borrowings, which will increase expenses and may reduce the Fund’s return. These dividend payments or interest expenses (which will be borne entirely by Shareholders) may be greater than the Fund’s return on the underlying investments. The Fund’s leveraging strategy, if utilized, may not be successful.
The Fund may issue preferred shares and/or notes or other forms of indebtedness as a form of leverage. These means of obtaining leverage would be senior to the Fund’s Shares, such that holders of preferred shares and/or notes or other Fund indebtedness would have priority over the Shareholders in the distribution of the Fund’s assets, including dividends, distributions of principal and liquidating distributions. In addition, if the Fund elects to issue preferred shares and/or notes (or other forms of indebtedness) its ability to make distributions to its Shareholders or to repurchase its shares will be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the Fund’s lenders.
As a closed-end management investment company, the Fund is permitted, under specified conditions, to issue senior securities that are stock if the Fund’s asset coverage, as defined in the 1940 Act, is at least equal to 200% immediately after issuance. As defined in the 1940 Act, asset coverage of 200% means that for every $100 of net assets the Fund holds, the Fund may raise $100 from issuing senior securities. Under the 1940 Act, any preferred stock the Fund issues would constitute a “senior security” for purposes of the 200% asset coverage test.
In addition, while any senior securities remain outstanding, the Fund may be required to make provisions to prohibit any dividend distribution to the Fund’s shareholders or the repurchase of such securities or shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase after giving effect to the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund will pay (and Shareholders will bear) all costs and expenses relating to the issuance and ongoing maintenance of any preferred shares and/or notes or other forms of indebtedness issued by the Fund. As a result, the Fund cannot assure you that the issuance of preferred shares and/or notes or other forms of indebtedness will provide a higher yield or return to the holders of the Fund’s Shares. If the Fund offers and/or issues preferred shares and/or notes or other forms of indebtedness, the costs of the offering will be borne immediately by the Fund’s Shareholders and result in a reduction of the NAV of the Fund’s Shares.
So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, the leverage may cause Shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing returns to Shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to Shareholders.
There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Shareholders, including:
•	the likelihood of greater volatility of NAV, market price and dividend rate of Shares than a comparable portfolio without leverage;
•
the risk that fluctuations in interest rates on borrowings or in dividend payments on, principal proceeds distributed to, or redemption of any preferred shares and/or notes or other forms of indebtedness that the Fund has issued will reduce the return to the Shareholders;

•
the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Fund’s Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s Shares; and

•	leverage may increase expenses (which will be borne entirely by Shareholders), which may reduce total return.
Interest Rate Risk. The Fund may have exposure to interest rate risks, meaning that changes in prevailing interest rates could negatively affect the value of the Fund. Interest rate changes may affect the cash flows of an investment directly; the discount rate applied to those cash flows to determine present value; the cost of leverage; or the market yield requirement (and thereby realizable value) of a debt or equity instrument, real asset or item of collateral.
Expedited Transactions Risk. Investment analyses and investment decisions may be undertaken on an expedited basis in order for the Fund to take advantage of available investment opportunities. In such cases, the information available at the time of an investment decision may be limited, and the Adviser may not have access to the detailed information necessary for a thorough evaluation of the investment opportunity. Further, the Adviser may conduct its due diligence activities over a very brief period.
Uncertain Exit Strategies Risk. Due to the illiquid nature of many of the positions which the Fund is expected to acquire, as well as the uncertainties of the reorganization and active management process, the Adviser is unable to predict with confidence what the exit strategy will ultimately be for any given core position or that one will definitely be available. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors. The Adviser expects that the Fund will participate in investments that are also held by Other Accounts. Additionally, to the extent permitted under the 1940 Act or by exemptive relief which the Fund may receive to engage in co-investment opportunities with such affiliates, as appropriate, the Fund and Other Accounts may invest in different levels of an issuer’s capital structure. Consequently, the Adviser may determine that the sale of such investments may not be appropriate for a number of reasons, including if such sale could be detrimental to Other Accounts. The Adviser will not be required to act only in the best interests of the Fund, except to the extent required under Section 36 of the 1940 Act, and such determinations by the Adviser could reduce the liquidity of the Fund and could potentially affect the Fund’s ability to fund its quarterly repurchase offers.
Lack of Control Risk. The Fund may invest in debt instruments and equity securities of companies that it does not control, which the Fund may acquire through market transactions or through purchases of securities directly from the issuer or other shareholders. Such investments will be subject to the risk that the issuer may make business, financial or management decisions with which the Fund does not agree or that the majority stakeholders or the management of the issuer may take risks or otherwise act in a manner that does not serve the Fund’s interests. In addition, the Fund may share control over certain investments with co-investors, which may make it more difficult for the Fund to implement its investment approach or exit the investment when it otherwise would. The occurrence of any of the foregoing could have a material adverse effect on the Fund and the Fund’s Shareholders.
Short Selling Risk. The Fund may utilize short selling. The success of the Fund’s short selling depends upon the Adviser’s ability to identify and sell short investments that are overvalued. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying investment could theoretically increase without limit, thus increasing the cost to the Fund of buying those investments to cover the short position. There can be no assurance that the Fund will be able to maintain the ability to borrow investments sold short. In such cases, the Fund can be “bought in” (i.e., forced to repurchase investments in the open market to return to the lender). There also can be no assurance that the investments necessary to cover a short position will be available for purchase at or near prices quoted in the market. Purchasing investments to close out a short position can itself cause the price of the investments to rise further, thereby exacerbating the loss. Short strategies can also be implemented synthetically through various instruments and be used with respect to indices or in the over-the-counter market and with respect to futures and other instruments. In some cases of synthetic short sales, there is no floating supply of an underlying instrument with which to cover or close out a short position and the Fund may be entirely dependent on the willingness of over-the-counter market makers to quote prices at which the synthetic short position may be unwound. There can be no assurance that such market makers will be willing to make such quotes. Short strategies can also be implemented on a leveraged basis. Lastly, even though the Fund secures a “good borrow” of the investment sold short at the time of execution, the lending institution may recall the lent investment at any time, thereby forcing the Fund to purchase the investment at the then-prevailing market price which may be higher than the price at which such investment was originally sold short by the Fund.
Hedging Transactions Risk. The Fund may utilize investments for risk management purposes in order to: (i) protect against possible changes in the market value of the Fund’s investment portfolio resulting from fluctuations in the markets and changes in interest rates; (ii) protect the Fund’s unrealized gains in the value of its investment portfolio; (iii) facilitate the sale of any investments; (iv) enhance or preserve returns, spreads or gains on any investment in the Fund’s portfolio; (v) hedge against a directional trade; (vi) hedge the interest rate, credit or currency exchange rate on any of the Fund’s investments; (vii) protect against any increase in the price of any investments the Fund anticipates purchasing at a later date; or (viii) act for any other reason that the Adviser deems appropriate. The Fund will not be required to hedge any particular risk in connection with a particular transaction or its portfolio generally. The Adviser may be unable to anticipate the occurrence of a particular risk and, therefore, may be unable to attempt to hedge against it. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it had not engaged in any such hedging transaction. Moreover, the portfolio will always be exposed to certain risks that cannot be hedged.
Lack of Diversification of the Fund’s Overall Portfolio Risk. The Fund’s portfolio could become significantly focused in any one issuer, industry, sector, strategy, country or geographic region, subject to the limits set forth in this prospectus. In addition, it is possible that the Adviser may select investments that are concentrated in a limited number or types of investments. There is no assurance as to the degree of diversification that will actually be achieved in the Fund’s investments either by geographic region or asset type. The Fund may make investments assuming contemplated sales that do not actually occur as expected, which could lead to increased risk as a result of the Fund’s having an unintended longer term investment and reduced diversification. This limited diversification may result in the concentration of risk, which, in turn, could expose the Fund to losses disproportionate to market movements in general if there are disproportionately greater adverse price movements in such investments.
Risk of Loss. No guarantee or representation is made that the Fund’s investment program, including, without limitation, the Fund’s investment objective, diversification strategies or risk monitoring goals, will be successful. Investment results may vary substantially over time. No assurance can be made that profits will be achieved or that substantial or complete losses will not be incurred. Past investment results of the Adviser (or investments otherwise made by the Adviser’s investment professionals) are not necessarily indicative of their future performance.
Volatility Risk. The Fund’s investment program may involve the purchase and sale of relatively volatile investments and/or investments in volatile markets. Price movements of investments are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Fluctuations or prolonged changes in the volatility of such investments and/or markets can adversely affect the value of investments held by the Fund. The profitability of the Fund substantially depends upon the Adviser correctly assessing the future price movements of assets, stocks, bonds, options on assets, stocks, and other securities and the movements of interest rates. The Adviser cannot guarantee that it will be successful in accurately predicting price and interest rate movements. The Fund is also subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses.
Risks Related to Specific Investments
Illiquid Investments Risk. Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investments may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund may be required to hold such investments despite adverse price movements. Even those markets which the Adviser expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.
A portion of the Fund’s investments may consist of securities that are subject to restrictions on resale by the Fund for various reasons including that they were acquired in a “private placement” transaction or that the Fund is deemed to be an affiliate of the issuer of such securities. Generally, the Fund may be able to sell such securities without restriction to other large institutional investors but may be restrained in its ability to sell them to other investors. If restricted securities are sold to the public, the Fund may be deemed to be an underwriter or possibly a controlling person with respect thereto for the purposes of the Securities Act and be subject to liability as such under the Securities Act.
Some of the Fund’s interests may be highly illiquid and may be subject to long term holding in accordance with the investment program of the Fund and due to market conditions applicable to such assets.
Unlisted Securities Risk. Securities that are not listed on a stock exchange or traded on an over the counter market may be subject to higher risks than listed securities. Because of the absence of any trading market for unlisted securities, it may take longer to liquidate, or it may not be possible to liquidate, positions in unlisted securities than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities.
Bankruptcy Claims Risk. The Fund’s investments include debt and equity of financially distressed companies. In the event that the issuer files for bankruptcy protection, the Fund will likely be unable to sell its claims without realizing significant losses and may be unable to recover current interest on such claims during the course of the bankruptcy year. The markets in U.S. bankruptcy claims are generally not regulated by U.S. federal securities laws or the SEC. To the extent debt investment is unsecured (i.e., has no collateral securing repayment), such claims may have a lower priority than secured claims (which have first recourse to the collateral securing such claim). In addition, the debt of an issuer in bankruptcy may be adversely affected by an erosion of the issuer’s business and overall value. Accordingly, there can be no guarantee that a debtor will be able to satisfy all of its liabilities or that the Fund will be able to recover the entire amount of its bankruptcy claim.
Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to appear and be heard, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of the Fund (in its role as a creditor). Furthermore, there are instances where creditors lose their priority under Title 11 of the United States Code (the “Bankruptcy Code”) (i.e., are equitably subordinated) if, for example, they have engaged in misconduct that harms other creditors. In those cases where the Fund has engaged in such conduct, the Fund may lose its priority.
Generally, the duration of a bankruptcy case can only be roughly estimated. The reorganization of a company usually involves the development and negotiation of a plan of reorganization, the approval of the plan by creditors and the confirmation of the plan by the bankruptcy court. This process can involve substantial legal, professional and administrative costs to the company and the Fund; it is subject to unpredictable and lengthy delays; and during the process the company’s competitive position may erode, key management may depart and the company may not be able to invest adequately. In some cases, the issuer may not be able to reorganize and may be required to sell its assets either as a going concern or as part of liquidation. As a result, even in those circumstances where the Fund may recover the entire amount of its bankruptcy claim, the Fund may be adversely impacted by any costs incurred by the Fund in representing its interests in a debtor’s bankruptcy case.
U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by virtue of the size of its claim relative to the claims of the entire class. In addition, certain administrative costs and claims that have priority by law over the claims of certain creditors (for example, claims for certain taxes) may impair the recovery of an investment in a bankruptcy claim.
The Fund intends to invest some of its assets in securities and other investments of issuers domiciled, or assets located, globally. Investment in the debt of financially distressed companies domiciled outside the United States involves additional risks. Bankruptcy law and process may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain markets, although bankruptcy laws have been enacted, the process for reorganization remains uncertain.
The Adviser or another representative of the Fund, on behalf of the Fund, may elect to serve on creditors’ committees, equity holders’ committees or other groups to ensure preservation or enhancement of the Fund’s positions as a creditor or equity holder. A member of any such committee or group may owe a fiduciary duty and be subject to certain obligations to all members that the committee represents and/or to other similarly situated parties. The Adviser may resign from that committee or group for any reason, including, for example, if the Adviser concludes that its obligations owed to the other parties as a committee or group member conflict with its duties owed to the Fund. In such case, the Fund may not realize the benefits, if any, of participation on the committee or group. In addition, if the Fund is represented on a committee or group, it may be restricted or prohibited under applicable law from disposing of or increasing its investments in such company while it continues to be represented on such committee or group.
The Fund may purchase creditor claims subsequent to the commencement of a bankruptcy case. Under judicial decisions, it is possible that such purchase may be disallowed by the bankruptcy court if the court determines that the purchaser has taken unfair advantage of an unsophisticated seller, which may result in the rescission of the transaction (presumably at the original purchase price) or forfeiture by the purchaser. Additionally, the claim may be disallowed or subordinated if the bankruptcy court determines that the seller engaged in inequitable conduct that harmed other creditors.
Reorganizations can be contentious and adversarial, and it is by no means unusual for participants to use the threat of litigation and to engage in litigation as a negotiating technique. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would generally be borne by the Fund.
Trade and Other General Unsecured Claims Risk. The Fund may acquire interests in claims of trade creditors and other general unsecured claim holders of a debtor (“Trade Claims”). Trade Claims generally include, but are not limited to, claims of suppliers for goods delivered and for which payment has not been made, claims for unpaid services rendered, claims for contract rejection and claims related to litigation. Trade Claims are typically unsecured and may, in unusual circumstances, be subordinated to other unsecured obligations of the debtor. The repayment of Trade Claims is subject to significant uncertainties, including potential set off by the debtor as well as the other uncertainties described herein with respect to other distressed debt obligations.
Distressed and Defaulted Obligations Risk. The Fund may invest in “below investment grade” securities (commonly referred to as “high yield” securities or “junk bonds”) and obligations of issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems (including companies involved in bankruptcy or other reorganization and liquidation proceedings). Below investment grade securities in which the Fund may invest also include defaulted and partially defaulted loans. Such investments are likely to be particularly risky although they also may offer the potential for correspondingly high returns. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. Among the risks inherent in investments in troubled entities is the risk that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments may also be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate, recharacterize debt as equity or disenfranchise particular claims. Such companies’ obligations may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investments. Obligations in which the Fund invests may be less than investment grade. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that value of the assets collateralizing the Fund’s investments will be sufficient or that prospects for a successful reorganization or similar action will become available. Unless such loans are most senior, in any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than its original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate investors adequately for the risks assumed. In addition, under certain circumstances, payments and distributions may be disgorged if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.
In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new investment the value of which will be less than the purchase price to the Fund of the investment in respect to which such distribution was made.
Litigation, Bankruptcy and Other Proceedings Risk. In addition to the risks described above, investments in distressed securities involve a material risk of involving the Fund in a related litigation. Such litigation can be time consuming and expensive, and can frequently lead to unpredicted delays or losses. Litigation expenses, including payments pursuant to settlements or judgments, generally will be borne by the Fund. There are a number of significant risks when investing in companies involved in bankruptcy or other reorganization proceedings, and many events in a bankruptcy are the product of contested matters and adversary proceedings which are beyond the control of the creditors. A bankruptcy filing may have adverse and permanent effects on a company. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. In addition, the duration of a bankruptcy or other reorganization proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while a plan of reorganization is being negotiated, approved by the creditors and, if applicable, confirmed by the bankruptcy court, and until it ultimately becomes effective. In bankruptcy, certain claims, such as claims for taxes, wages and certain trade claims, may have priority by law over the claims of certain creditors and administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors.
Certain fixed-income securities invested in by the Fund could be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. If a court were to find that the issuance of the securities was a fraudulent transfer or conveyance, the court could void the payment obligations under the securities, further subordinate the securities to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the securities. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund may not receive any payment on the securities. If the Fund or the Adviser is found to have interfered with the affairs of a company in which the Fund holds a debt investment, to the detriment of other creditors or common shareholders of such company, the Fund may be held liable for damages to injured parties or a bankruptcy court. While the Fund will attempt to avoid taking the types of action that would lead to such liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity.
Insofar as the Fund’s portfolio includes obligations of non-U.S. obligors, the laws of certain foreign jurisdictions may provide for avoidance remedies under factual circumstances similar to those described above or under different circumstances, with consequences that may or may not be analogous to those described above under U.S. federal or state laws. Changes in bankruptcy laws (including U.S. federal and state laws and applicable non-U.S. laws) may adversely impact the Fund’s securities.
Risks of Debt Securities Generally. Debt securities of all types of issuers may have speculative characteristics, regardless of whether they are rated. The issuers of such instruments (including sovereign issuers) may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal in accordance with the terms of the obligations.
Interest Rate Risk. Changes in interest rates can affect the value of the Fund’s investments in fixed-income instruments. The Fund may experience increased interest rate risk to the extent it invests, if at all, in debt instruments with longer maturities, debt instruments paying no interest (such as zero-coupon debt instruments) or debt instruments paying non-cash interest in the form of other debt instruments.
Prepayment Risk. The frequency at which prepayments (including voluntary prepayments by the obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many fixed rate obligations will be discount instruments when interest rates and/or spreads are high, and will be premium instruments when interest rates and/or spreads are low, such debt instruments may be adversely affected by changes in prepayments in any interest rate environment.
However, increased prepayment levels may negatively impact the total cash realized over the life of the assets and may consequently affect the rate of return on such investments. Specifically, adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Adviser may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss. The Adviser accounts for anticipated prepayment levels in investing in loan assets.
High-Yield Securities Risk. A portion of the Fund’s investments may consist of investments characterized as “high-yield securities”. Such securities are expected to be rated below investment-grade by one or more nationally recognized statistical rating organizations or will be unrated but of comparable credit quality to obligations rated below investment-grade, and have greater credit risk and liquidity risk than more highly rated obligations. Bonds or other fixed-income securities that are “higher yielding” (including non-investment grade) debt securities are generally not exchange traded and, as a result, these securities trade in the over-the-counter marketplace, which is less transparent and has wider bid/ask spreads than the exchange-traded marketplace. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. High-yield securities are generally more volatile and are generally unsecured and may be subordinate to other obligations of the obligor, which may be secured by substantially all of the issuer’s assets. High-yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities may be highly leveraged and their relatively high debt to equity ratios create increased risks that their operations might not generate sufficient cash flows to service their obligations. Overall declines in the below investment grade bond and other markets or an economic downturn in the financial markets generally may adversely affect such issuers by inhibiting their ability to refinance their obligations at maturity. In addition, the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.
The Fund is authorized to invest in obligations of issuers that are generally trading at significantly higher yields than had been historically typical of the applicable issuer’s obligations. Such investments may include debt obligations that have a heightened probability of being in covenant or payment default in the future or that are currently in default and are generally considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically, such workout or bankruptcy proceedings result only in partial recovery of cash payments or an exchange of the defaulted security for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
Corporate Debt Risk. Bonds, notes and debentures issued by corporations may pay fixed, variable or floating rates of interest, and may include zero-coupon obligations. Corporate debt instruments may be subject to credit ratings downgrades. Other instruments may have the lowest quality ratings or may be unrated. In addition, the Fund may be paid interest in kind in connection with its investments in corporate debt and related investments (e.g., the principal owed to the Fund in connection with a debt investment may be increased by the amount of interest due on such debt investment). Such investments may experience greater market value volatility than debt obligations that provide for regular payments of interest in cash and, in the event of a default, the Fund may experience substantial losses.
Mezzanine Debt Risk. Mezzanine debt is typically junior to the obligations of a company to senior creditors, trade creditors and employees. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following an insolvency, may be less than that of senior creditors. Mezzanine debt instruments are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt instruments have historically been higher, and recovery rates lower, than for investment-grade instruments and other debt instruments. In the event of the insolvency of a portfolio company of the Fund or similar event, the Fund’s debt investment therein will be subject to fraudulent conveyance, subordination and preference laws.
Stressed Debt Risk. Stressed issuers are issuers that are not yet deemed distressed or bankrupt and whose debt securities are trading at a discount to par, but not yet at distressed levels. An example would be an issuer that is in technical default of its credit agreement, or undergoing strategic or operational changes, which results in market pricing uncertainty. The market prices of stressed and distressed instruments are highly volatile, and the spread between the bid and the ask prices of such instruments is often unusually wide.
Non-Performing Nature of Debt Risk. Certain debt instruments may be non- performing or in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation. There can be no assurance as to the amount and timing of payments, if any, with respect to such debt instruments.
Troubled Origination Risk. When financial institutions or other entities that are insolvent or in serious financial difficulty originate debt, the standards by which such instruments were originated, the recourse to the selling institution, or the standards by which such instruments are being serviced or operated may be adversely affected.
Equitable Subordination Risk. Under common law principles that in some cases form the basis for lender liability claims, if a lender (i) intentionally takes an action that results in the undercapitalization of a borrower or issuer to the detriment of other creditors of such borrower or issuer, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder to dominate or control a borrower or issuer to the detriment of other creditors of such borrower or issuer, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors (a remedy called “equitable subordination”). If the Fund engages in such conduct, the Fund may be subject to claims from creditors of an obligor that debt held by the Fund should be equitably subordinated. The Fund does not intend to engage in conduct that would form the basis for a successful cause of action based upon the lender liability or equitable subordination doctrines; however, because of the nature of the debt obligations, the Fund or its subsidiaries may be subject to claims from creditors of an obligor that debt obligations of such obligor which are held by the issuer should be equitably subordinated.
Derivative Instruments Risk. The Fund may enter into options, futures, forwards, swaps and other derivative instruments, such as credit derivatives. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. In addition, the Fund may, in the future, take advantage of opportunities with respect to certain other derivative instruments that are not presently contemplated for use or that are currently not available. Special risks may apply in the future that cannot be determined at this time. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk, risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions.
The Adviser with respect to the Fund anticipates filing a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the National Futures Association (the “NFA”), which regulate trading in the futures markets. Pursuant to CFTC Regulation 4.5, the Adviser and the Fund are not subject to regulation as a commodity pool or commodity pool operator under the Commodity Exchange Act, as amended (the “CEA”). If the Adviser or the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses. The regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of such financial instruments may have a material adverse effect on the Fund.
The prices of derivative instruments can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, capital costs, the liquidity of the market for the referenced assets and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies and interest rate related futures and options. This type of intervention often is intended to directly influence prices and may, together with other factors, cause all of these markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any of the exchanges on which their positions trade or of their clearinghouses.
Derivatives contracts are subject to extensive regulation and these regulations may impose costs and operational constraints on the Fund to the extent that is trades derivatives.
Subject to certain exceptions, Rule 18f-4 under the 1940 Act requires a fund to trade derivatives and other transactions that create future payment or delivery obligations subject to certain requirements, including the adoption and implementation of policies and procedures designed to manage the Fund’s derivatives risks, recordkeeping and reporting requirements, compliance with a limit on the amount of leverage-related risk that the Fund may obtain based on value-at-risk and maintaining a derivatives risk management program and designating a derivatives risk manager.
Call Options Risk. The Fund may engage in call option transactions. There are risks associated with the sale and purchase of call options. The seller (writer) of a call option that is covered (e.g., the writer holds the underlying security) bears the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option bears the risk of an unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option bears the risk of losing its entire investment in the call option.
Put Options Risk. The Fund may engage in put option transactions. There are risks associated with the sale and purchase of put options. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) bears the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option bears the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option bears the risk of losing its entire investment in the put option.
Swaps Generally Risk. The Fund may invest in swaps. Investments in swaps involve the exchange by a fund with another party of their respective commitments. In the case of interest rate swaps, a fund may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The use of swaps subjects a fund to the risk of default by the counterparty. If there is a default by the counterparty to a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction. The Fund may also enter into currency swaps or other swaps that are similar to interest rate swaps but may be surrogates for other investments such as currency forwards or options.
Credit Default Swaps (“CDS”) Risk. The Fund may invest in CDS. A CDS can be used to implement the Adviser’s view that a particular credit, or group of credits, will experience credit improvement or credit deterioration. In the case of expected credit improvement, the Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Fund to make payment upon the occurrence of a credit event creates leveraged exposure to the credit risk of the reference entity. In the case of expected credit deterioration, the Fund may buy credit default protection; in such instance, the Fund will pay a premium.
Total Rate of Return (“TRR”) Swaps Risk. The Fund may engage in TRR swaps. TRR swaps are another form of derivative that the Fund may utilize in seeking to achieve its investment objectives. A TRR swap allows the total return receiver to receive all income and other distributions with respect to a specified notional amount of an asset as well as the change in market value of the asset (whether a security, index, interest rate, form of debt, currency or other asset) from the total return payer in return for paying a floating or fixed interest rate on the specified notional amount. The total return payer is synthetically short and the total return receiver is synthetically long in the asset. This may create a highly leveraged exposure to the underlying asset.
Interest Rate Swaps Risk. The Fund may enter into interest rate swaps. An interest rate swap is an agreement between two parties where one party agrees to pay a contractually stated fixed income stream, usually denoted as a fixed percentage of an underlying “notional” amount, in exchange for receiving a variable income stream, usually based on a reference rate such as LIBOR or the Secured Overnight Financing Rate (“SOFR”), and denoted as a percentage of the underlying notional amount. In the event that a fund enters into an interest rate swap and is paying a fixed amount, the fund will be exposed to the risks of a decrease in the variable interest rate and of consequently paying more than it is receiving. Alternatively, in the event that a fund is paying a fixed amount, the fund will be exposed to the risks of a decrease in the variable interest rate and of consequently paying more than it is receiving. Alternatively, in the event that a fund is paying a floating amount, the fund will be exposed to the risks of an increase in the variable interest rate and of consequently paying more than it is receiving.
Forward Contracts Risk. The Fund may enter into forward contracts that are not traded on exchanges and are generally not regulated. There are no limitations on daily price moves of forward contracts. Banks and other dealers with whom the Fund may maintain accounts may require the Fund to deposit margin with respect to such trading, although margin requirements are often minimal. The Fund’s counterparties are not required to continue to make markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than that which the Fund’s Adviser would otherwise recommend, to the possible detriment of the Fund.
LIBOR Replacement Risk. The Fund may invest in certain debt securities, derivatives or other financial instruments that have relied or continue to rely on the London Interbank Offered Rate (“LIBOR”), as a “benchmark” or “reference rate” for various interest rate calculations. As of January 1, 2022, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, ceased its active encouragement of banks to provide the quotations needed to sustain most LIBOR rates due to the absence of an active market for interbank unsecured lending and other reasons. In connection with supervisory guidance from U.S. regulators, certain U.S. regulated entities have generally ceased to enter into certain new LIBOR contracts after January 1, 2022. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on the Secured Overnight Financing Rate (“SOFR”) (which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) for tough legacy contracts. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. Certain of the Fund’s investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund.
The elimination of LIBOR, changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The usefulness of LIBOR as a benchmark could deteriorate anytime during this transition period. Any such effects of the transition process, including unforeseen effects, could result in losses to the Fund.
Loan Portfolios and Debt Obligations Risk. Debt portfolios of the kind the Fund will acquire typically comprise large numbers of heterogeneous, bilaterally negotiated loans which may be performing, sub- or non-performing and possibly in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation. In addition to credit risk and interest rate risk, these portfolios may carry a number of idiosyncratic risks, including: limited representations and warranties from the selling institution; risk that liens over collateral are improperly recorded; incomplete or inconsistent documentation; incomplete payment history; impairment or illiquidity of collateral; inability to secure title to collateral; and the effectiveness of the loan servicer. There can be no assurance as to the amount and timing of payments, if any, with respect to the loans.
A number of judicial decisions in the U.S. have upheld the rights of debtors to sue lending institutions on the basis of evolving lender liability legal theories. Generally, lender liability is founded upon the premise that an institutional investor has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the debtor or its other creditors. Lenders who are determined to have exercised inappropriate control over the management of a debtor may find their claims subordinated or be exposed to counterclaims for damages. Such liability could exceed the value of the Fund’s investment.
Loan Investments Risk. The Fund’s success in the area of loan investing will depend, in part, on its ability to obtain loans on advantageous terms. In purchasing loans, the Fund will compete with a broad spectrum of investors and institutions. Increased competition for, or a diminution in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce returns to investors.
Bank Loans Risk. A portion of the Fund’s investments may consist of loans and participations therein originated by banks and other financial institutions. Such loans are typically private corporate loans that are negotiated by one or more commercial banks or financial institutions and syndicated among a group of commercial banks or financial institutions. The bank loans to be acquired by the Fund may be below investment grade and may not be rated. Such loans may include defaulted or partially defaulted loans. For a discussion of the risks associated with below investment grade investments, see “High-Yield Securities” above.
The Fund may invest directly or through participations in loans with revolving credit features or other commitments or guarantees to lend funds in the future. A failure by the Fund to advance requested funds to a borrower could result in claims against the Fund and in possible assertions of offsets against amounts previously lent. The Fund may acquire interests in bank loans and other debt obligations either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. A participation interest in a portion of a debt obligation typically results in a contractual relationship with only the institution acting as lender under the credit agreement, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
Bank loans are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) so-called lender-liability claims by the issuer of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Successful claims by third parties arising from these and other risks will be borne by the Fund.
As secondary market trading volumes increase, new loans are frequently adopting standardized documentation to facilitate loan trading which may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because of the provision to holders of such loans of confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not as easily purchased or sold as a publicly traded security, and historically the trading volume in the loan market has been small relative to the high-yield debt market.
Second Lien Loans Risk. The Fund may invest in loans that are secured by a second lien on assets. Second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, including rights in bankruptcy that can materially affect recoveries. While there is broad market acceptance of some second lien intercreditor terms, no clear market standard has developed for certain other material intercreditor terms for second lien loan products. This variation in key intercreditor terms may result in dissimilar recoveries across otherwise similarly situated second lien loans in insolvency or distressed situations. While uncertainty of recovery in an insolvency or distressed situation is inherent in all debt instruments, second lien loan products carry more risks than certain other debt products.
Debtor-in-Possession (“DIP”) Loans Risk. Loans to companies that have filed for protection under Chapter 11 of the U.S. Bankruptcy Code, as amended, are most often asset-based, revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
Fraud Risk. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
Collateral Risk. Certain loans held by the Fund will be secured. While secured loans acquired by the Fund will generally be structured to be over- collateralized, the Fund may be exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.
Risks of Loan Markets in General. The Fund may invest in loans and may take a larger position in a particular loan investment opportunity if the Adviser perceives a possibility of selling or otherwise transferring, in the future, positions in such loans to other persons. If the Fund is unable to sell or otherwise transfer any such excess interest in a loan that it acquires, the Fund would be forced to hold such excess interest for an indeterminate period of time.
This could result in the Fund’s investments being over-concentrated in certain borrowers. The Fund’s success will depend, in part, on the ability of the Fund or its affiliates to obtain loans on advantageous terms. In purchasing loans, the Fund or their affiliates compete with a broad spectrum of entities, many of which have substantially greater financial resources and are better known than the Fund or their subsidiaries. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce returns to investors.
Investing in Loans Made to Companies in Distressed Situations Risk. As part of its investing activities, the Fund may invest in loans made to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company, the Fund may lose all or part of the amounts invested in the loan made to the borrower or may be required to accept collateral with a value less than the amount of the loan held by the Fund or its affiliates.
Loan Participations Risk. A participation interest in a portion of a debt obligation typically results in a contractual relationship with only the institution acting as lender under the credit agreement, not with the borrower. The Fund may invest indirectly through participations. As a result of the structure of a loan participation transaction, the Fund may not have any direct claim against the underlying borrower in such a transaction, and may be subject to potential default risks by both the party from which the Fund acquires its participation right and the underlying borrower. In addition, for a variety of reasons, the Fund may invest in loans, and then participate out a portion of the economics in such loans to the Other Accounts, or an Other Account may invest in loans, and then participate out a portion of the economics in such loans to the Fund. To the extent that the Fund sells participation interests to one or more Other Accounts, or to the extent that an Other Account sells participation interests to the Fund and one or more other funds, the Adviser will generally seek to ensure that the costs and benefits of such transactions are equitably and proportionately borne by all such funds. However, there can be no assurance that the Adviser will be successful in precisely balancing the appropriate costs and benefits derived from such transactions.
Mortgage REITs Risk. The Fund may directly or indirectly invest in mortgage REITs. A mortgage REIT is a real estate investment trust that invests primarily in loans that are secured by real estate collateral and other fixed income instruments. Mortgage REITs are subject to certain specific risks:
Real Estate Market Risk. Adverse economic, business or political developments affecting real estate could have a material adverse effect on the value of investments in mortgage REITs.
Interest Rate Risk. Mortgage REITs are subject to significant interest rate risk. When the general level of interest rates goes up, the value of a mortgage REIT’s investment in fixed rate obligations goes down. When the general level of interest rates goes down, the value of a mortgage REIT’s investment in fixed rate obligations goes up.
Leverage Risk. Mortgage REITs typically use leverage and many are highly leveraged, which exposes them to leverage risk.
Credit Risk. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit.
Prepayment Risk. Mortgage REITs are subject to prepayment risk, which is the risk that borrowers may prepay their mortgage loans at faster than expected rates. Prepayment rates generally increase when interest rates fall and decrease when interest rates rise. These faster than expected payments may adversely affect a mortgage REIT’s profitability because the mortgage REIT may be forced to replace investments that have been redeemed or repaid early with other investments having a lower yield.
Securitization Risk. The Adviser intends to lever the Fund’s assets through the use of securitization vehicles. Since the Fund’s ability to issue asset-backed debt securities may be limited because of market conditions or regulations, the Fund intends to acquire mortgage loan assets at acceptable, unlevered yields, with the prospect of enhancing returns through financing or sales of such asset-backed securities. Leverage of certain assets may be accomplished through securitization vehicles that are either Delaware statutory trusts or non-U.S. entities depending on the nature of the financing required.
Credit Risk. While loans and most other assets invested in by the Fund may be collateralized, the Fund may be exposed to losses resulting from default. Therefore, the value of the underlying collateral, the creditworthiness of the borrower or other counterparty and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the applicable investment contract and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund or affiliate of the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest payable, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the asset or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.
Structured Finance Securities Risk. The Fund’s portfolios may include investments in structured finance securities. Structured finance securities are, generally, debt securities that entitle the holders thereof to receive payments of interest and principal that depend primarily on the cash flow from or sale proceeds of a specified pool of assets, either fixed or revolving, that by their terms convert into cash within a finite time period, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. If a particular asset or pool of assets held by the Fund becomes securitized with other assets, the value of such asset or pool of assets may be negatively impacted by the value of such other assets in such securitization transaction and may decrease as a result of the securitization.
Investing in structured finance securities entails various risks: credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks, basis risks and legal risks. Structured finance securities are subject to the significant credit risks inherent in the underlying collateral and to the risk that the servicer fails to perform. Accordingly, such securities generally include one or more credit enhancements, which are designed to raise the overall credit quality of the security above that of the underlying collateral. However, insurance providers and other sources of credit enhancement may fail to perform their obligations. Structured finance securities are subject to risks associated with their structure and execution, including the process by which principal and interest payments are allocated and distributed to investors, how credit losses affect the issuing vehicle and the return to investors in such structured finance securities, whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including maturity of the structured finance instrument) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such structured finance securities. In addition, concentrations of structured finance securities of a particular type, as well as concentrations of structured finance securities issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the structured finance securities to additional risk.
In both the U.S. and the EU, certain risk retention requirements may apply to investments in which the Fund may be seen to act as originator of assets or sponsor of a securitization transaction. The Fund will need to retain enough equity of each such securitization transaction in order to comply with such risk retention requirements. The Fund’s compliance with such risk retention requirements and the possible illiquidity of such securitization transactions could impair the Fund’s profitability or result in losses.
Certain structured finance securities that may be held by the Fund may be subordinate in right of payment and rank junior to other securities that are secured by or represent an ownership interest in the same pool of assets. In addition, many of the related transactions have structural features that divert payments of interest and/or principal to more senior classes when the delinquency or loss experience of the pool exceeds certain levels. As a result, such securities have a higher risk of loss due to delinquencies or losses on the underlying assets. In certain circumstances, payments of interest may be reduced or eliminated for one or more payment dates. Additionally, as a result of cash flow being diverted to payments of principal of more senior classes, the average life of such securities may lengthen. Subordinate structured finance securities generally do not have the right to call a default or vote on remedies following a default unless more senior securities have been paid in full. As a result, a shortfall in payments to subordinate investors in structured finance securities will generally result neither in a default being declared on the transaction nor in an acceleration or restructuring of the obligations thereunder. Furthermore, because subordinate structured finance securities may represent a relatively small percentage of the size of an asset pool being securitized, the impact of a relatively small loss on the overall asset pool may be substantial on the holders of such subordinate security.
Structured finance securities are also subject to the risks of the securitized assets. In particular, structured finance securities are subject to risks related to the quality of the control systems and procedures used by the parties originating and servicing the securitized assets. Deficiencies in these systems may result in higher-than-expected borrower delinquencies or other factors affecting the value of the underlying assets, such as the inability to effectively pursue remedies against borrowers due to defective documentation. The Fund may rely upon representations of the securitization vehicles in respect of control systems and the securitized assets and conduct little or no diligence in respect of them. Accordingly, there can be no assurance that the control systems and the securitized assets will not be defective in a manner that could adversely affect the Fund.
Risks ABS and MBS Generally. The investment characteristics ABS and MBS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time.
ABS and MBS Subordinated Securities Risk. Investments in subordinated MBS and ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of MBS and ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement or equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Commercial MBS Risk. The Fund’s portfolio may include exposure to commercial MBS, which are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. Commercial MBS are subject to particular risks, including lack of standardized terms, shorter maturities than RMBS, and the structuring such that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity. Repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default.
Most commercial mortgage loans underlying MBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow.
Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; terrorist threats and attacks and social unrest and civil disturbances. The exercise of remedies and successful realization of liquidation proceeds relating to commercial mortgage-backed securities may be highly dependent on the performance of the servicer or special servicer. There may be a limited number of special services available, particularly those that do not have conflicts of interest.
ABS Risk. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS may not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor.
The collateral supporting ABS is of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
RMBS Risk. Holders of residential mortgage-backed securities (“RMBS”) bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The ability of a borrower to repay a mortgage loan secured by residential property typically is dependent primarily upon the income or assets of the borrower and may also be effected by, among other things: (i) the terms of the mortgage loan, (ii) the borrower’s “equity” in the mortgaged property and (iii) general economic conditions, such as property location and condition, competition and demand for comparable properties, changes in zoning laws for the property or its surrounding area, environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions, declines in regional or local real estate values, increases in interest rates or real estate taxes, availability and costs of municipal services, changes in governmental rules, regulations and fiscal policies, including environmental legislation and changes in tax laws, acts of God, war or other conflict, terrorism, social unrest and civil disturbances and natural disasters, such as hurricanes. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
Foreclosure of a mortgage loan can be an expensive and lengthy process that can have a substantial negative effect on the Fund’s originally anticipated return on the foreclosed mortgage loan. In addition, failure of residential mortgage loan originators or servicers to comply with governing laws, to the extent any of their residential mortgage loans become part of the Fund’s mortgage-related assets, could subject the Fund, as assignee or purchaser of the related residential mortgage loans, to monetary penalties and could result in the borrowers rescinding the affected residential mortgage loans.
Investments in RMBS may experience losses or reduced yield if, for example, (i) the borrower of an underlying residential mortgage loan defaults or is unable to make payments, (ii) the underlying residential mortgage loans are prepaid, (iii) there is a general decline in the housing market, or (iv) violations of particular provisions of certain federal laws by an issuer of RMBS limit the ability of the issuer to collect all or part of the principal of or interest on the related underlying loans.
Non-Prime or Sub-Prime Residential Mortgage Loans Risk. The Fund may invest in non-prime or sub-prime residential mortgage loans secured by residential properties located outside of the U.S. Non-prime and sub-prime residential mortgage loans are made to borrowers who have poor or limited credit histories and, as a result, do not qualify for traditional mortgage products. Non-prime and sub-prime borrowers have materially higher rates of delinquencies, foreclosure and loss compared to prime credit quality borrowers. Accordingly, the mortgage loans the Fund holds may experience relatively high rates of delinquency and/or foreclosure, and such high rates may have a substantial negative impact on the Fund’s return on investments.
Structured Notes Risk. Structured notes, variable rate mortgage-backed and asset-backed securities each have rates of interest that vary based on a designated floating rate formula or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. The movements in specific indices or interest rates may be difficult or impossible to hedge.
Collateralized Loan Obligations Risk. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
To the extent underlying default rates with respect to the securities in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected. The rate of defaults and losses on debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as the general market conditions. A decline in global markets (or any particular sub-market thereof) may result in higher delinquencies and/or defaults as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments.
CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.
Issuers may be subject to management and administration. Payment of such additional fees will adversely impact on the returns achieved by the Fund.
The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.
The Fund’s investments and the assets that collateralize them may prepay more quickly than expected and have an impact on the value of the Fund. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased re-investment risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
The Fund is expected to rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund is also expected to rely on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of investments.
There could in the future be circumstances when uncertainty exists with respect to the roles of certain parties relating to CLO issuers. Various issues may arise for which there may not be a clear answer in the transaction documents of such issuers, such as, for example only, whether the trustee is obligated to actively search for breaches of representations and warranties, whether holders of the issuer should be allowed access to all deal documents and whether principal forgiveness should be treated as a realized loss. The manner in which these open issues are resolved, specifically those which impact the receipt and allocation of underlying cash flows and losses, could adversely impact the Fund’s current and future investments in issuers.
The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.
The Fund’s investment strategy with respect to certain investments (or types of investments) may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
The fair value of investments may be significantly affected by changes in interest rates. Investments in senior-secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and operating results.
The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have interest rate floors, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on a reference rate such as LIBOR or SOFR.
CLOs are typically actively managed by an investment manager, and as a result the interests therein are traded, subject to credit rating agency and other constraints, by such investment manager. The aggregate return on the CLO equity securities will depend in part upon the ability of each investment manager to actively manage the issuer’s portfolio of assets. Additionally, CLOs may be negatively impacted by rating agency actions, and if the securities issued by, or the portfolio securities of, a CLO are downgraded, the Fund’s investment may decline in value. It is possible that an affiliate of the Fund may participate (in certain instances) in the review and approval of the initial collateral selection of certain CLOs as well as any collateral additions to the portfolio. In times of market stress, valuation of CLO securities may reflect wide bid-ask spreads from numerous valuation sources and be subject to good faith valuations. However, the exercise of control over an issuer could expose the assets of the Fund to claims by such issuer, its investors and its creditors. While the Adviser intends to manage the Fund in a manner that will minimize the exposure of these risks, the possibility of successful claims cannot be precluded.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.
SPACs Risk. The Fund may invest in stock, warrants, rights and other interests issued by SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which the common stock, rights and warrants become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless or may be repurchased or retired by the SPAC at an unfavorable price.
An investment in a SPAC is subject to a variety of risks in addition to those described above, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security’s value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
Shipping Industry Risk. The Fund may acquire assets in the shipping industry, which are subject to the following, non-exhaustive risks that could have a material adverse effect on the Fund: (i) extensive and changing safety, environmental protection and other international, national, state and local governmental laws, regulations, treaties and conventions in force in international waters, the jurisdictional waters of the countries in which the Fund’s vessels operate, as well as the countries of the Fund’s vessels’ registration, compliance with which may require ship modifications and changes in operating procedure; (ii) international sanctions, embargoes, import and export restrictions, nationalizations and wars or terrorist attacks; (iii) acts of piracy on ocean-going vessels; (iv) severe weather and natural disasters, including, but not limited to, oil spills and other environmental mishaps, fire, mechanical failure, collisions, human error, war, terrorism, piracy, political action, civil unrest and insurrection in various countries and other circumstances or events, which may cause serious damage to vessels, any cargo and other equipment, loss of life or physical injury or delays in the delivery of cargo, loss of revenue from termination of charter contracts or ship management agreements; (v) arrests of a vessel by maritime claimants in order to enforce liens against the vessel for unsatisfied debts, claims or damages that could cause delays or require the Fund or underlying portfolio company or subsidiary entity to pay large sums of money to have the arrest lifted which could have a negative impact on the Fund’s returns; (vi) labor interruptions or unrest among crews working on the vessels directly or indirectly owned by the Fund; (vii) delays in delivery of new-build vessels or delivery of new-build vessels with significant defects which could delay or lead to the termination of related charter agreements and also cause cost overruns or cancellation of the new-build contracts; (viii) increased operational and maintenance costs over the life of a shipping vessel; (ix) drydocking costs for periodic maintenance and repairs that are difficult to predict with certainty and can be substantial; (x) increased difficulty in securing reasonably affordable insurance; (xi) the unpredictable cost and supply of fuel, including the possible increased prices to repurchase fuel upon redelivery of a vessel after charter; (xii) unpredictable market conditions, including fluctuating supply and demand for vessels and/or products or materials transported by such vessels; (xiii) fluctuations in the market value of vessels; and (xiv) termination, breach or default of chartering agreements entered into by the Fund and third parties. Additionally, Section 27 of the Merchant Marine Act of 1920 (the “Jones Act”), requires that vessels transporting cargo between U.S. ports must, among other requirements, be owned and operated by U.S. organized companies that are controlled and 75% owned by U.S. citizens. Consequently, the Jones Act restrictions on non-U.S. ownership interests may substantially limit the potential purchasers of a shipping vessel, resulting in a sale that may not reflect the value that could be obtained in an unregulated market.
Aircraft and Aviation Industry Risk. The Fund may acquire assets related to the aviation industry. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number or risks relating to the aviation industry including reduced leasing of aircraft and related equipment by commercial airlines and the commercial aviation industry generally, reduction in demand for any one aircraft or type of aircraft, the maintenance and operating history of the specific aircraft or components that back such securities, maintenance or performance issues with the model and type of aircraft that back such securities, and regulatory risk relating to the aviation industry. Adverse developments with respect to any of the foregoing may adversely affect the value of securities collateralized or otherwise backed by aircraft or aircraft equipment. In addition, the bankruptcy of the lessors or lessees of the aircraft or aircraft equipment that back such securities may complicate financial recoveries in connection with such securities and therefore have a negative impact on their value. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aviation industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. For example, as a result of the COVID-19 pandemic, air travel substantially declined, and many airlines became dependent, at least in part, on government aid. There can be no assurance that future events will not have a negative impact on the aviation industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.
Volatility of Commodity Prices Risk. The performance of certain of the Fund’s investments may be substantially dependent upon prevailing prices of electricity, oil, natural gas, natural gas liquids, coal and other commodities (such as metals) and the differential between prices of specific commodities that are a primary factor in the profitability of certain conversion activities such as petroleum refining (“crack spread”) and power generation (“spark spread”). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the U.S. and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, coal or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars, sanctions and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or coal as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of U.S. and non-U.S. national, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean coal technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects;
(xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking coal in steel production. While the Adviser will endeavor to take into account existing and anticipated future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.
Regulatory Approvals Risk. The Fund may invest in portfolio companies believed to have obtained all material U.S. federal, state, local or non-U.S. approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.
Political and Societal Challenges Risk. Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.
Climate Change-Related Risks. The environmental effects of climate change, including rising temperatures, extreme weather, fires, flooding, erratic weather fluctuations, agricultural failures and displacement and destabilization of human populations, could have materially adverse effects on the securities held by the Fund. The Adviser believes that such risks may increase over time, although the time period over which these consequences might unfold is difficult to predict.
In addition to the physical, economic and geo-political risks associated with climate change, there are transition risks. The willingness of certain governments, industries and businesses, especially those that profit from, or have a reliance on, fossil fuels, to adapt to climate change or transition to sustainable practices may also adversely affect the securities.
Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain industries whose activities or products are seen as accelerating climate change, or ill-positioned in light of the economic and social demands imposed by climate change. In recent years, certain investors have incorporated the business risks of climate change and the adequacy of companies’ responses to climate change as part of their investment theses. These shifts in investing priorities may result in adverse effects on the trading price of securities if investors determine that a company has not made sufficient progress on climate change and environmental sustainability matters whether or not climate change proves to be as severe as predicted or preventable.
The values of securities whose performance is linked to assets and revenue streams that are exposed to climate change risk, including futures and swaps that directly or indirectly reference fuel, energy, transportation and agricultural prices, real estate property values, mortgages, taxes, insurance rates and proceeds of tourism, may readily be affected by both long-term, systemic effects of climate change, as well as severe environmental events whose occurrence is inherently unpredictable.
Distressed and Defaulted Debt Risk. The Fund may invest, to a limited extent, in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund (“Distressed Debt”). Investment in Distressed Debt is speculative and involves significant risks.
The Fund may make such investments when the Adviser believes it is reasonably likely that the issuer of Distressed Debt will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for Distressed Debt. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in Distressed Debt and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Distressed Debt, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Distressed Debt, the Fund’s ability to achieve current income for its Shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the Distressed Debt will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the Distressed Debt or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Debt held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Debt, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.
Environmental Matters Risk. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector.
Assumption of Catastrophe Risks. The Fund may be subject to the risk of loss arising from direct or indirect exposure to various catastrophic events, including the following: hurricanes, earthquakes and other natural disasters (which may be caused, or enhanced in frequency and severity, by climate change factors); war, terrorism and other armed conflicts; cyberterrorism; major or prolonged power outages or network interruptions; and public health crises, including infectious disease outbreaks, epidemics and pandemics. To the extent that any such event occurs and has a material effect on global financial markets or specific markets or issuers in which the Fund invests (or has a material negative impact on the operations of the Adviser or applicable service providers), the risks of loss can be substantial and could have a material adverse effect on the Fund and its Shareholders. Furthermore, any such event may also adversely impact one or more individual Shareholders’ financial condition, which could result in substantial repurchase requests by such Shareholders as a result of their individual liquidity situations and irrespective of Fund performance.
Investments in Event-Oriented Situations Risk. From time to time the Fund may make investments in securities based on the expectation that certain events will or will not take place, such as the consummation of an announced or otherwise anticipated transaction or the satisfaction of prerequisite elements of a related transaction. The success of the Fund’s event-driven investment strategy depends upon the Adviser’s ability to make predictions about (i) the likelihood that an event will occur and (ii) the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as the Adviser had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value, but fail to implement it, which can result in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the security in respect of which such distribution was made. The consummation of such transactions can be prevented or delayed by a variety of factors, including but not limited to: (i) intervention of a regulatory agency; (ii) market conditions resulting in material changes in securities prices; (iii) compliance with any applicable securities laws; and (iv) the inability to obtain adequate financing. Because of the inherently speculative nature of event-driven investing, the results of the Fund’s operations may be expected to fluctuate from period to period. In the event that expected events do not take place or prerequisites are not satisfied, the Fund may suffer a loss, or, as may be the case with short selling or other derivative transactions, be forced to enter into one or more subsequent unprofitable transactions. Accordingly, investors should understand that the results of a particular period will not necessarily be indictive of the results that may be expected in future periods.
Investments in Banks Risk. The Fund is generally prohibited from purchasing or otherwise acquiring a controlling interest in any issuer that is a bank or a bank holding company, or a thrift or thrift holding company. In the event that the Fund was to acquire such a controlling interest, the Fund would be required to receive approvals from the appropriate regulators and would be subject to applicable banking laws and regulations as a bank holding company or thrift holding company. The Fund will take appropriate actions, including consultation with the Adviser, monitoring of positions, divestiture of securities or adoption of proxy voting guidelines, to ensure that it does not acquire control of such an issuer or become a bank holding company or a thrift holding company.
Non-U.S. Investments Risk. The Fund may invest in securities of non-U.S. companies and non-U.S. countries. Investing in the securities of such companies and countries involves certain considerations not usually associated with investing in securities of U.S. companies or the U.S. Government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain, sale proceeds or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Fund’s investment opportunities. The economies of non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. Further, certain non-U.S. economies are heavily dependent upon international trade and accordingly have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of certain non-U.S. countries may be based, predominantly, on only a few industries and may be vulnerable to changes in trade conditions and may have higher levels of debt or inflation. In addition, accounting and financial reporting standards that prevail in non-U.S. countries generally are not equivalent to U.S. standards and, consequently, less information may be available to investors in companies located in non-U.S. countries than is available to investors in companies located in the U.S. There also may be less regulation, generally, of the securities markets in non-U.S. countries than there is in the U.S. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other.
The United Kingdom (“UK”) has formally withdrawn from the European Union (“EU”) and one or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The UK and EU reached an agreement effective January 1, 2021 on the terms of their future trading relationship relating to the trading of goods, however, this does not cover financial services. The Fund may face risks associated with the potential uncertainty and consequences of the new relationship between the UK and EU, including volatility in exchange and interest rates and politically divergent national laws and regulations.
In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could have severe ongoing adverse effects on Russia and Europe and the world in general, including significant negative impacts on economies, sovereign debt, the markets for certain securities and commodities, such as oil and natural gas, and the world food supply. Reductions in the supply, and increased cost, of commodities including food could in turn lead to social instability in certain countries, with unpredictable effects on financial markets. This conflict may expand and military attacks could occur elsewhere. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Europe has also been struggling with mass migration. The impact of these matters, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in or with significant exposure to the issuers or countries most directly affected, these events could negatively affect the value and relative liquidity of the Fund’s investments. The occurrence of terrorist incidents in Europe or elsewhere could also impact financial markets globally.
The Fund may trade futures, options and forward contracts on commodity exchanges and markets located outside the U.S. where CFTC regulations do not apply. In contrast to U.S. exchanges, some non-U.S. exchanges are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a commodity contract and not of an exchange or clearing corporation. In such a case, the Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts. In addition, the trading of forward contracts on certain non-U.S. commodity exchanges may be subject to price fluctuation limits. Non-U.S. futures transactions involve executing and clearing trades on a non-U.S. exchange. This is the case even if the non-U.S. exchange is formally “linked” to a U.S. exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. No U.S. organization regulates the activities of a non-U.S. exchange, including the execution, delivery and clearing of transactions on such an exchange, and no U.S. regulator has the power to compel enforcement of the rules of the non-U.S. exchange or the laws of non-U.S. jurisdictions. Moreover, such laws or regulations will vary depending on the jurisdiction in which the transaction occurs. For these reasons, funds which trade on non-U.S. exchanges may not be afforded certain of the protections that apply to U.S. commodity futures transactions, including the right to use alternative dispute resolution procedures.
Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Among other things, emerging market investments may be subject to the following risks: less publicly available information; more volatile markets and unstable market conditions; dependence on exports and international trade; changes in interest rates; availability of credit and inflation rates; less liquidity or available credit; uncertainty in enforceability of documents; changes in local laws and regulations (including nationalization of industries); political, social or economic instability (including wars, terrorist acts or security operations); the relatively small size of the securities markets in such countries and the low volume of trading and less strict securities market regulation; less favorable tax or legal provisions; price controls and other restrictive governmental actions; changes in or non-approval of tariffs or other fees or rates charged by or to portfolio companies; potential severe inflation or other serious adverse economic developments; unstable currency; expropriation of property; confiscatory taxation; imposition of withholding or other taxes, duties or levies on dividends, interest, capital gains, other income or gross sale or disposition proceeds; limitations on the removal of funds or other assets of the Fund; less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers and dealers; poverty and unemployment; fluctuations in the rate of exchange between currencies, non-convertibility of currencies which can result in the inability to repatriate funds; costs associated with currency conversion; certain government policies that may restrict the Fund’s investment opportunities; longer settlement periods for transactions and less reliable clearance and custody arrangements; differences in accounting, auditing and financial reporting standards which may result in the unavailability of material information about issuers; difficulties pursuing legal remedies or in obtaining or enforcing judgments in non-U.S. courts; less-developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; and certain considerations regarding the maintenance of the Fund’s financial instruments with non-U.S. brokers and securities depositories. The foregoing may result in lack of liquidity and in price volatility.
The economies of emerging markets may differ favorably or unfavorably from the economy of developed countries in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. In addition, many countries in the emerging markets have their own history of default on external debt when their economies experience a downturn. These risks of sovereign default could adversely affect the value of the Fund’s portfolio even in circumstances when the investment has not performed poorly. Further, emerging markets are generally heavily dependent upon international trade or the health of particular economies and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of certain emerging markets may be based predominantly on only a few industries and may be vulnerable to changes in trade conditions and may have higher levels of debt or inflation. In particular, certain commodities may occupy a more prominent position in the economies of emerging markets than in the Organisation for Economic Co-operation and Development countries, and such economies therefore are sensitive to fluctuations in commodity prices. A sustained increase or decrease in commodity prices could have a significant negative impact on the economies of emerging markets.
Enforceability of Non-U.S. Judgments Risk. The Fund may encounter difficulties in pursuing legal remedies or in obtaining or enforcing judgments in non-U.S. courts. Further, at present, some emerging markets do not have treaties providing for the reciprocal recognition and enforcement of judgments with the United States. Therefore, it may be difficult for the Fund to enforce in such countries any judgments it may obtain in courts of the United States.
Currencies Risk. A principal risk in trading currencies is the rapid fluctuation in the market prices of currency contracts. Prices of currency contracts traded by the Fund are affected generally by relative interest rates, which in turn are influenced by a wide variety of complex and difficult to predict factors such as money supply and demand, balance of payments, inflation levels, fiscal policy, and political and economic events. In addition, governments from time to time intervene, directly and by regulation, in these markets, with the specific effect, or intention, of influencing prices which may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.
Sovereign Debt Risk. Several factors may affect (i) the ability of a government, its agencies, instrumentalities or its central bank to make payments on the debt it has issued (“Sovereign Debt”), including securities that the Adviser believes are likely to be included in restructurings of the external debt obligations of the issuer in question, (ii) the market value of such debt and (iii) the inclusion of Sovereign Debt in future restructurings, including such issuer’s (x) balance of trade and access to international financing, (y) cost of servicing such obligations, which may be affected by changes in international interest rates, and (z) level of international currency reserves, which may affect the amount of foreign exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.
Real Estate Ownership Risk. Ownership of real property interests entails the risk that such interests will fail to perform in accordance with expectations, including operating and leasing expectations, the value achieved on sale, and the timing of sale. The marketability and value of any real property interests that the Fund may own and control will depend on many factors beyond its control, including: changes in general or local economic conditions in various markets; changes in supply of or demand for competing properties in an area; changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds that may render the sale of a property difficult; the financial condition of tenants, buyers and sellers of properties; changes in real estate tax rates and other operating expenses; the imposition of rent controls; changes in monetary policy in countries where the real property interests are located; and energy and/or supply shortages, various uninsured or uninsurable risks and acts of God, natural disasters and uninsurable losses. In addition, general economic conditions, as well as conditions of local and international financial markets, may adversely affect any real property interests that the Fund may own and control. Real estate historically has experienced significant fluctuations and cycles in value.
Potential Environmental Liability Risk. Under various U.S. and non-U.S. federal, state and local laws, ordinances and regulations, a current or previous owner, developer or operator of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances at, on, under or in such property. The costs of removal or remediation of such substances could be substantial. Such laws often impose such liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of such hazardous or toxic substances. The cost of any required remediation and the owner’s liability therefore as to any property are generally not limited under such laws and could exceed the value of the property and/or the aggregate assets of the owner. The presence of such substances, or the failure to properly remediate contamination from such substances, may adversely affect the owner’s ability to sell the real estate or to borrow funds using such property as collateral, which could have an adverse effect on the Fund’s return from such investment.
Repurchase Agreements Risk. Repurchase agreements are transactions in which a purchaser purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Normally, custody of the underlying obligations prior to their repurchase is maintained by the purchaser, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the purchaser and its counterparty. The obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.
Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the purchaser may suffer delays, costs and possible losses in connection with the disposition of collateral.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a person subject to the person’s agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.
A reverse repurchase agreement has the same economic effect as borrowing money and therefore gives rise to leverage risk. Reverse repurchase agreements also involve the risk that the buyer of the securities sold might be unable to deliver them when the selling investor seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the seller’s obligation to repurchase the securities, and the seller’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
In October 2020, the SEC adopted Rule 18f-4 related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “derivatives rule”). Under the derivatives rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions.
Non-Diversification Risk. Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. The Fund is classified as a “non-diversified” investment company under the 1940 Act, although it is diversified for Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Risks Related to the Structure of the Fund
Anti-Takeover Risk. The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire a controlling interest in the Fund. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, amend the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Closed-end Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of Shares not to exceed 2.00% of the outstanding Shares of the Fund on the Repurchase Request Deadline. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s declaration of trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may amend the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Management Risk. The Fund is subject to management risk. In managing the Fund, the Adviser applies investment strategies, techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
Repurchase Program Risk. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. See “Share Repurchase Program.”
Risks Associated with the Fund Distribution Policy Risk. The Fund intends to make regular distributions. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital, which would reduce the NAV of the common shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a shareholder’s tax basis in such shareholder’s Fund Shares. When a shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a shareholder’s tax basis in Fund Shares, it generally will increase the amount of such shareholder’s gain or decrease the amount of such shareholder’s loss when such shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
If the Fund elects to issue preferred shares and/or notes or other forms of indebtedness, its ability to make distributions to its common shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred shares, notes or other indebtedness.
Risks Relating to the Fund’s RIC Status. Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes to its shareholders dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to the sum of 90% of the sum of the Fund’s investment company taxable income (generally, its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any), and 90% of the Fund’s net tax-exempt interest income (if any). If the Fund fails to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
Shares Not Listed; No Market for Shares Risk. The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.
Certain Regulatory, Legal and Operational Risks
Analytical Model Risks. The Fund will employ certain strategies which depend upon the reliability, accuracy and analysis of the Adviser’s analytical models. To the extent such models (or the assumptions underlying them) do not prove to be correct, the Fund may not perform as anticipated, which could result in substantial losses. All models ultimately depend upon the Adviser’s judgment and the assumptions embedded in them. To the extent that with respect to any investment, the judgment or assumptions are incorrect, the Fund can suffer losses.
Governmental Interventions Risk. Extreme volatility and illiquidity in markets has in the past led to, and may in the future lead to, extensive governmental interventions in equity, credit and currency markets. Generally, such interventions are intended to reduce volatility and precipitous drops in value. In certain cases, governments have intervened on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in uncertainty. It is impossible to predict when these restrictions will be imposed, what the interim or permanent restrictions will be and/or the effect of such restrictions on the Fund’s strategies.
Legal and Regulatory Environment for Regulated Investment Funds and their Advisers Risk. The legal and regulatory environment worldwide for investment funds (such as the Fund) and their managers is evolving. Changes in the regulation of investment funds, their managers, and their trading and investing activities may have a material adverse effect on the ability of the Fund to pursue its investment program and the value of investments held by the Fund. New laws and regulations or actions taken by regulators that restrict the ability of the Fund to pursue its investment program or employ counterparties could have a material adverse effect on the Fund and its Shareholders. In addition, the Adviser may, in its sole discretion, cause the Fund to be subject to certain laws and regulations if it believes that an investment or business activity is in the Fund’s interest, even if such laws and regulations may have a detrimental effect on one or more Shareholders.
Legal Risk. The Fund may invest in assets and securities traded in various markets throughout the world, some of which are highly controlled by government authorities. Many of the laws that govern private and foreign investment, financial investment transactions, creditors’ rights and other contractual relationships in non-U.S. countries, particularly in developing countries, are new and largely untested. As a result, the Fund may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, ignorance or breaches of regulations on the part of other market participants, lack of established or effective avenues for legal redress, lack of standard practices and confidentiality customs characteristic of developed markets, and lack of enforcement of existing regulations.
Sanctions Risk. The Fund’s (or the Adviser’s, as applicable) operations are or may become subject to economic sanctions laws and regulations of various jurisdictions. At any given time, whether under applicable law, by contractual commitment or as a voluntary risk management measure, the Fund (or the Adviser, as applicable) may be required, or elect, to comply with various sanctions programs, including the Specially Designated Nationals and Blocked Persons List and Sectoral Sanctions programs administered by OFAC, the sanctions regimes administered by subsidiary organs of the United Nations Security Council, the Sanctions Orders of the Cayman Islands (including as extended to the Cayman Islands by Order of the government of the United Kingdom from time to time), and the Restrictive Measures adopted by the European Union. Some sanctions that may apply to the Fund (or the Adviser, as applicable) prohibit or restrict dealings with particular identified persons. Other potentially applicable sanctions programs broadly prohibit or restrict dealings in certain countries or territories or with individuals and entities located in such countries or territories. In addition to such current sanctions, additional sanctions may be imposed in the future. Such sanctions may be imposed with little or no advance warning or “safe harbor” for compliance and may be ambiguous, including as to the scope of financial activities that regulators may ultimately deem to be covered by the sanctions.
Depending on the scope and duration of a particular sanctions program, compliance by the Fund (or the Adviser, as applicable) may result in a material adverse effect on the Fund and its Shareholders. The Adviser and the Fund (or the Adviser, as applicable) may be subject to heightened or targeted regulatory scrutiny and information requests as a result of such sanctions. In addition, if the Adviser or the Fund (or the Adviser, as applicable) were to violate or be deemed in violation of any such sanction, it could face significant legal and monetary penalties. Sanctions may negatively impact the Fund’s ability to effectively implement their investment strategy and have a material adverse impact on the Fund’s investments in various ways, including by preventing or inhibiting the Fund from making certain investments, forcing the Fund to divest from investments previously made, and leading to substantial reductions in the revenues, profits and value of the Fund’s investments. Finally, sanctions may have broader economic implications, such as influencing the price of certain commodities, which may have adverse effects on inflation and the value of the U.S. dollar, which may adversely affect investment objectives and strategies of the Fund.
Systems and Operational Risk. The Fund depends on the Adviser to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain investments, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. In addition, the Fund relies on information systems to store sensitive information about the Fund, the Adviser, the Board, the affiliates of the Adviser and the Shareholders. Certain of the Fund’s and the Adviser’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Adviser may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Adviser, prime brokers, the Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. In addition, despite the security measures established by the Adviser and third parties to safeguard the information in these systems, such systems may be vulnerable to attacks by hackers or breached due to employee error, malfeasance or other disruptions. Any such breach could compromise these systems and result in the theft, loss or public dissemination of the information stored therein. Disruptions in the Fund’s operations or breach of the Fund’s information systems may cause the Fund to suffer, among other things, financial loss, the disruption of its businesses, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and its Shareholders.
Cybersecurity Risk. As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders. Similarly, service providers of the Adviser or the Fund, especially the Administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. On-line services provided by the Adviser to the Shareholders may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed.
The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed.
The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and its Shareholders.
Banking Relationships Risk. The Adviser and the Fund will hold cash and other assets in accounts with one or more banks, custodians or depository or credit institutions (collectively, “Banking Institutions”), which may include both U.S. and non-U.S. Banking Institutions from time to time. The Fund may also enter into credit facilities and have other relationships with Banking Institutions. The distress, impairment, or failure of, or a lack of investor or customer confidence in, any of such Banking Institutions may limit the ability of the Adviser or the Fund to access, transfer or otherwise deal with its assets, draw upon a credit facility, or rely upon any of such other relationships, in a timely manner or at all, and may result in other market volatility and disruption, including by affecting other Banking Institutions. All of the foregoing could have a negative impact on the Fund. For example, in such a scenario, the Fund could be forced to delay or forgo an investment or a distribution or generate cash to fund such investment or distribution from other sources (including by disposing of other investments or making other borrowings) in a manner that it would not have otherwise considered desirable. Furthermore, in the event of the failure of a Banking Institution, access to a depository account with that institution could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC (and similar considerations may apply to Banking Institutions in other jurisdictions not subject to FDIC protection). In such a case, the Adviser or the Fund may not recover all or a portion of such excess uninsured amounts and would instead have an unsecured claim against the Banking Institution (alongside other unsecured creditors). The Adviser does not expect to be in a position to reliably identify in advance all potential solvency or stress concerns with respect to its or the Fund’s banking relationships, and there can be no assurance that the Adviser or the Fund will be able to easily establish alternative relationships with and transfer assets to other Banking Institutions in the event a Banking Institution comes under stress or fails. In addition, portfolio companies in which the Fund may invest will also face the risks described in this paragraph. The Adviser may have limited or no visibility to or influence over the portfolio companies’ relationships with Banking Institutions. In the event that the risks described in this paragraph materialize for portfolio companies, this may have negative effects on the value and/or liquidity of the Fund’s investments.
Counterparty Risk. The Fund expects to establish relationships to obtain financing, derivative intermediation and prime brokerage services that permit the Fund to trade in any variety of markets or asset classes over time. However, there can be no assurance that the Fund will be able to establish or maintain such relationships. An inability to establish or maintain such relationships could limit the Fund’s trading activities, create losses, preclude the Fund from engaging in certain transactions or prevent the Fund from trading at optimal rates and terms. Moreover, a disruption in the financing, derivative intermediation and prime brokerage services provided by any such relationships could have a significant impact on the Fund’s business due to the Fund’s reliance on such counterparties.
Some of the markets in which the Fund may effect transactions are not “exchange-based” including “over-the-counter” or “interdealer” markets. The stability and liquidity of over-the-counter transactions depends in large part on the creditworthiness of the parties to the transactions. The participants in such markets are typically not subject to the credit evaluation and regulatory oversight to which members of “exchange-based” markets are subject. The lack of evaluation and oversight of over-the-counter markets exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. Generally, the Fund will not be restricted from dealing with any particular counterparties. The Adviser’s evaluation of the creditworthiness of counterparties may not prove sufficient. The lack of a complete and “foolproof” evaluation of the financial capabilities of the Fund’s counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
If there is a default by a counterparty, the Fund under most normal circumstances will have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the NAV of the Fund being less than if the Fund had not entered into the transaction. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. In such case, the recovery of the Fund’s investments from such counterparty or the payment of claims for such investments may be significantly delayed and the Fund may recover substantially less than the full value of the investments entrusted to such counterparty.
In addition, the Fund may use counterparties located in jurisdictions outside the U.S. Such local counterparties usually are subject to laws and regulations in foreign jurisdictions that are designed to protect customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the range of possible factual scenarios involving the insolvency of a counterparty and the potentially large number of entities and jurisdictions that may be involved, it is impossible to generalize about the effect of such an insolvency on the Fund and its assets. Shareholders should assume that the insolvency of any such counterparty would result in significant delays in recovering the Fund’s investments from or the payment of claims for such investments by such counterparty and a loss to the Fund, which could be material.
Valuation Risk. All or a substantial portion of the Fund’s investments are expected to be in the form of investments for which market quotations are not readily available. With respect to such investments, the Fund’s Board of Trustees has designated the Adviser as its valuation designee (the “Valuation Designee”) to determine the fair valuation of such investments pursuant to Rule 2a-5 under the 1940 Act. The Valuation Designee determines the fair value of the security or other instrument under policies and procedures approved by the Board of Trustees of the Fund (“Valuation Procedures”). The Adviser will be required to make determinations as to the fair value of these investments on a daily basis, in accordance with the valuation methodologies described herein. There is no single standard for determining fair value in good faith and in many cases fair value is best expressed as a range of fair values from which a single estimate may be derived. Because valuations, and in particular valuations of investments for which market quotations are not readily available, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have resulted if a ready market had existed. Even if market quotations are available for certain of the Fund’s investments, such quotations may not reflect the value that the Fund would actually be able to realize with respect to such investments because of various factors including the possible illiquidity associated with a large ownership position, future market price volatility or the potential for a future loss in market value based on poor industry or market conditions. The return realized by an investor could be adversely affected if the recorded values of investments are materially higher than the values that are ultimately realized upon the disposal of the investments and changes in values attributed to investments from quarter to quarter may result in volatility in the net asset values and results of operations reported from period to period. There can be no assurance that the investment values that are recorded from time to time will ultimately be realized. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. To the extent feasible, the Adviser aims to incorporate on a daily basis material information about the Fund’s investments; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations can cause the Fund’s NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Because of the overall size and concentrations in particular markets and maturities of positions that may be held by the Fund from time to time, the liquidation values of the Fund’s securities and other investments may differ significantly from the interim valuations of such investments derived from the valuation methods described herein. Such differences may be further affected by the time frame within which such liquidation occurs. Third-party pricing information regarding certain of the Fund’s securities and other investments may at times be unavailable. Valuations of the Fund’s securities and other investments, which may affect the amount of the Management Fee paid by the Fund, may involve uncertainties and subjective judgmental determinations, and if such valuations should prove to be incorrect, the net asset value of the Fund could be adversely affected. In addition, valuations based on models will be affected by assumptions in the models and may not reflect the prices at which positions could, in fact, be covered or sold. Absent bad faith or manifest error, valuation determinations will be conclusive and binding.
Currency Exchange Exposure Risk. The Fund may invest in investments denominated in currencies other than the U.S. Dollar. The Fund, however, values its investments in U.S. Dollars. The Fund may or may not seek to hedge its non-U.S. currency exposure by entering into currency hedging transactions. There can be no guarantee that investments suitable for hedging currency or market shifts will be available at the time when the Fund wishes to use them, or that hedging techniques employed by the Fund will be effective. Furthermore, certain currency market risks may not be fully hedged or hedged at all. To the extent unhedged, the value of the Fund’s positions denominated in currencies other than U.S. Dollars will fluctuate with U.S. Dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies. Finally, the Fund may incur costs in connection with conversions between various currencies.
Investment Procedures Risk. Subject to any requirements set by law or in this prospectus, the Fund will establish very broad investment policies and procedures for its investments. These policies and procedures will provide the Adviser with substantial discretion when selecting, acquiring and disposing of investments, including in determining the types of investments that it deems appropriate, the investment approach that it follows when making investments and the timing of investments. While the Adviser will periodically review the Fund’s compliance with investment policies and procedures, such policies and procedures may be subject to change and derogation consistent with the business practices of the Fund.
High-Risk Investing Risk. Subject to any requirements set by law or in this prospectus, the Fund is not limited with respect to the types of investment strategies it employs or the markets or instruments in which it will invest. The Fund’s capital will be invested in investments that may involve high-risk securities, may be illiquid, and may involve highly speculative investment techniques. Because the Fund will make different types of investments, with different risk, return and market correlation characteristics, it is difficult to predict the risk, return and market correlation characteristics of an investment in the Fund. The markets for the underlying investments in which the Fund will invest will fluctuate with, among other things, changes in market rates of interest, general economic conditions, economic conditions in particular industries, the condition of financial markets and the financial condition of the issuers in which the Fund will invest. In addition, the lack of an established, liquid secondary market for many of such investments may have an adverse effect on the market value of such investments and on the Fund’s ability to achieve liquidity from a disposition.
Risk of Loss. No guarantee or representation is made that the Fund’s investment program, including, without limitation, the Fund’s investment objective, diversification strategies or risk monitoring goals, will be successful. Investment results may vary substantially over time. No assurance can be made that profits will be achieved or that substantial or complete losses will not be incurred. Past investment results of the Adviser (or investments otherwise made the Adviser’s investment professionals) are not necessarily indicative of their future performance.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities. The AB CarVal Group has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over time, is fair and equitable. The AB CarVal Group currently provides investment advisory and administration services and may provide in the future similar services to Other Accounts. Certain existing Other Accounts have, and future Other Accounts may have, investment objectives similar to those of the Fund, and such Other Accounts will invest in asset classes similar to those targeted by the Fund. Certain other existing Other Accounts do not, and future Other Accounts may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The AB CarVal Group will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the AB CarVal Group.
In the event investment opportunities are allocated among the Fund and the Other Accounts, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the Other Accounts may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the Other Accounts. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
It is likely that the Other Accounts may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the Other Accounts may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the Other Accounts. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Other Accounts, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Other Accounts.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.
The 1940 Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers), principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Adviser or other funds managed by the Adviser or its affiliates, including the AB CarVal Group. The Fund is also not permitted to make any co-investments with the AB CarVal Group or its affiliates (including any fund managed by the AB CarVal Group) without exemptive relief from the SEC, subject to certain exceptions. In certain circumstances, co-investments may be made only in accordance with the terms of the Exemptive Order, if granted. Co-investments made under the Exemptive Order would be subject to compliance with the conditions and other requirements contained in the Exemptive Order, which could limit the Fund’s ability to participate in certain co-investment transactions.
The AB CarVal Group and its clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and its affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Adviser may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management fee payable by the Fund and, accordingly, the fees received by the Adviser. Certain Other Accounts pay the Adviser or its affiliates performance-based compensation, which could create an incentive for the Adviser or an affiliate to favor such investment fund or account over the Fund.
Potential Conflicts of Interest Risk—Different Positions in the Capital Structure. From time to time, the Fund and the Other Accounts may make investments at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities. Such investments inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities.
The AB CarVal Group and its clients may pursue or enforce rights with respect to an issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the AB CarVal Group and its affiliates or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
Investments with Third Parties Risk. The Fund may co-invest with third parties through joint ventures or other parties’ entities (including, without limitation, other investors, who participate in the identification, acquisition or renovation, or other services or activities related to investment properties for the Fund). Third-party involvement with an investment may negatively impact the returns of such investment if, for example, the third-party co-venturer has financial difficulties, has economic or business interests or goals that are inconsistent with those of the Fund or is in a position to take (or block) action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may enter into compensation arrangements relating to such investments, including incentive compensation arrangements. Such compensation arrangements will reduce the returns to participants in the investments.
Risks Arising from Dispositions of Investments. In connection with the disposition of an investment, the Fund may be required to make representations about the business and financial affairs of the investment, or may be responsible as a selling stockholder for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such investments or underwriters to the extent that any such representations or disclosure documents turn out to be incorrect, inaccurate or misleading.
New Fund Risk. The Fund has no operating history as an interval fund registered under the 1940 Act. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to a shareholder.
Retention and Motivation of Key Employees Risk. The success of the Fund is dependent upon the talents and efforts of highly skilled individuals employed by the Adviser and the Adviser’s ability to identify and willingness to provide acceptable compensation to attract, retain and motivate talented investment professionals and other employees. There can be no assurance that the Adviser’s investment professionals will continue to be associated with the Adviser throughout the life of the Fund, and the failure to attract or retain such investment professionals could have a material adverse effect on the Fund and its shareholders. Competition in the financial services industry for qualified employees is intense and there is no guarantee that, if lost, the talents of the Adviser’s investment professionals could be replaced.
Key Person Risk. In particular, the Fund will depend on the diligence, skill and business contacts of the Adviser’s investment committee, investment principals and managing directors and the information and deal flow they generate during the normal course of their activities. The Fund’s success will depend on the continued service of these individuals and the training of their successors, who are not obligated to remain employed with the Adviser. The departure of any of these individuals (or a significant number of its other investment professionals or personnel) for any reason, or the failure to appoint qualified or effective successors in the event of such departures, could have a material adverse effect on the Fund’s ability to achieve its investment objective.
Limits of Risk Disclosures
The above discussions of the various risks associated with the Fund and the shares are not, and are not intended to be, a complete explanation of the risks involved in an investment in the Fund. Those discussions do, however, summarize the principal risks that should be considered before investing. Prospective investors should read this entire prospectus and consult with their own advisors before deciding whether to invest. In addition, as the investment program of the Fund may change over time, an investment in the Fund may be subject to risk factors not described in this prospectus.

General Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Market Risks
General Economic and Market Conditions Risk. The success of the Fund will be affected by general economic and market conditions, such as changes in interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers and sanctions, currency exchange controls, market structure, liquidity, transparency and access, capital and margin requirements affecting the Fund, its intermediaries and national and international political circumstances (including wars, terrorist acts or security operations). These factors may affect the level and volatility of financial instruments’ prices and the liquidity of the Fund’s investments. Volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets — the larger the positions, the greater the potential for loss.
Market Disruptions and Geopolitical Events Risk. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics and pandemics (including the outbreak of COVID-19 globally). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the U.S. and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.
Widespread disease, including the outbreak of COVID-19 as well as other pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the U.S. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent the Fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact the Fund’s ability to achieve its investment objective, as well as the operations of the Fund and the Adviser, and (iii) may exacerbate the risks discussed elsewhere in this prospectus, including political, social and economic risks.
Global economies and financial markets have become increasingly interconnected, which increases the possibility that economic, financial or political events and factors in one country or region might adversely impact issuers in a different country or region or worldwide.
Consequently, the Fund may not be capable of, or successful at, preserving the value of their assets, generating positive investment returns or effectively managing their risks.
Potential Interest Rate Increases Risk. The United States has experienced a sustained period of historically low interest rate levels. In recent months, however, short-term and long-term interest rates have risen. The uncertainty of the U.S. and global economy, changes in U.S. government policy, and changes in the federal funds rate, increase the risk that interest rates will rise in the future. Sustained future interest rate volatility may cause the value of the fixed-income securities held by the Fund to decrease, which may result in substantial withdrawals from the Fund that, in turn, forces the Fund to liquidate such securities at disadvantageous prices negatively impacting the performance of the Fund.
Systemic Risk. Systemic risk is the risk of broad financial system stress or collapse triggered by the default of one or more financial institutions, which results in a series of defaults by other independent financial institutions. Financial intermediaries, such as clearinghouses, banks, securities firms and exchanges with which the Fund interacts are all subject to systemic risk. A systemic failure could have material adverse consequences on the Fund and on the markets for the investments in which the Fund seeks to invest.

Certain Risks Related to Investment Strategies by the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Risks Related to Investment Strategies by the Fund
Competition; Availability of Investments Risk. The identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There can be no assurance that the Fund will be able to identify or successfully pursue attractive investment opportunities in the markets in which the Fund intends to invest for many reasons, including competition for attractive investment opportunities and changes in markets or economic conditions. In addition, in some developing markets, foreign investment is limited or restricted, or local investors are favored over foreign investors which may further limit the investment opportunities available to the Fund. As a result, there can be no assurance that there will be a sufficient number of suitable investment opportunities to enable the Fund to invest all of its capital in opportunities that satisfy the Fund’s investment objectives or that such investment opportunities will lead to completed investments by the Fund.
Developments in the Credit Market Risk. Declines in the market value of asset-backed securities, especially securities backed by subprime mortgages, have been concomitant with significant market events. Increasing credit and valuation problems in the subprime mortgage market have generated extreme volatility and illiquidity in the markets for securities directly or indirectly exposed to subprime mortgage loans. This volatility and illiquidity has extended to the global credit and equity markets generally, and, in particular, to the high-yield bond and loan markets, exacerbated by, among other things, growing uncertainty regarding the extent of the problems in the mortgage industry and the degree of exposure of financial institutions and others, decreased risk tolerance by investors and significantly tightened availability of credit. The duration and ultimate effect of current market conditions cannot be predicted, nor is it known whether or the degree to which such conditions may worsen. However, the continuation of current market conditions, uncertainty or further deterioration could result in further declines in the market values of potential investments or declines in the market values of subsequently purchased investments. Such declines could lead to diminished investment opportunities for the Fund, prevent the Fund from successfully executing their specific investment strategies or require the Fund to dispose of investments at a loss while such adverse market conditions prevail.
Leverage Risk. The Fund intends to utilize leverage and may utilize leverage to the maximum extent permitted by law for investment and other general corporate purposes. The Fund may obtain leverage by issuing preferred shares and/or notes and it may also borrow funds from banks and other financial institutions. The Fund may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased Share dividends, but also creates risks for the Fund’s shareholders, including increased variability of the Fund’s net income, distributions, and/or NAV. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV, which will be borne entirely by the Fund’s Shareholders. To the extent that the Fund makes investments in syndicated loans or other debt instruments structured with floating rate floors, the Fund will not realize additional income if rates increase during periods when the applicable floating rate remains below the corresponding floor but the Fund’s cost of financing is expected to increase, resulting in the potential for a decrease in the level of income available for dividends or distributions made by the Fund. If the Fund issues preferred shares and/or notes or engages in other borrowings, it will have to pay dividends on its preferred shares or interest on its notes or borrowings, which will increase expenses and may reduce the Fund’s return. These dividend payments or interest expenses (which will be borne entirely by Shareholders) may be greater than the Fund’s return on the underlying investments. The Fund’s leveraging strategy, if utilized, may not be successful.
The Fund may issue preferred shares and/or notes or other forms of indebtedness as a form of leverage. These means of obtaining leverage would be senior to the Fund’s Shares, such that holders of preferred shares and/or notes or other Fund indebtedness would have priority over the Shareholders in the distribution of the Fund’s assets, including dividends, distributions of principal and liquidating distributions. In addition, if the Fund elects to issue preferred shares and/or notes (or other forms of indebtedness) its ability to make distributions to its Shareholders or to repurchase its shares will be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the Fund’s lenders.
As a closed-end management investment company, the Fund is permitted, under specified conditions, to issue senior securities that are stock if the Fund’s asset coverage, as defined in the 1940 Act, is at least equal to 200% immediately after issuance. As defined in the 1940 Act, asset coverage of 200% means that for every $100 of net assets the Fund holds, the Fund may raise $100 from issuing senior securities. Under the 1940 Act, any preferred stock the Fund issues would constitute a “senior security” for purposes of the 200% asset coverage test.
In addition, while any senior securities remain outstanding, the Fund may be required to make provisions to prohibit any dividend distribution to the Fund’s shareholders or the repurchase of such securities or shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase after giving effect to the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund will pay (and Shareholders will bear) all costs and expenses relating to the issuance and ongoing maintenance of any preferred shares and/or notes or other forms of indebtedness issued by the Fund. As a result, the Fund cannot assure you that the issuance of preferred shares and/or notes or other forms of indebtedness will provide a higher yield or return to the holders of the Fund’s Shares. If the Fund offers and/or issues preferred shares and/or notes or other forms of indebtedness, the costs of the offering will be borne immediately by the Fund’s Shareholders and result in a reduction of the NAV of the Fund’s Shares.
So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, the leverage may cause Shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing returns to Shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to Shareholders.
There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Shareholders, including:
•	the likelihood of greater volatility of NAV, market price and dividend rate of Shares than a comparable portfolio without leverage;
•
the risk that fluctuations in interest rates on borrowings or in dividend payments on, principal proceeds distributed to, or redemption of any preferred shares and/or notes or other forms of indebtedness that the Fund has issued will reduce the return to the Shareholders;

•
the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Fund’s Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s Shares; and

•	leverage may increase expenses (which will be borne entirely by Shareholders), which may reduce total return.
Interest Rate Risk. The Fund may have exposure to interest rate risks, meaning that changes in prevailing interest rates could negatively affect the value of the Fund. Interest rate changes may affect the cash flows of an investment directly; the discount rate applied to those cash flows to determine present value; the cost of leverage; or the market yield requirement (and thereby realizable value) of a debt or equity instrument, real asset or item of collateral.
Expedited Transactions Risk. Investment analyses and investment decisions may be undertaken on an expedited basis in order for the Fund to take advantage of available investment opportunities. In such cases, the information available at the time of an investment decision may be limited, and the Adviser may not have access to the detailed information necessary for a thorough evaluation of the investment opportunity. Further, the Adviser may conduct its due diligence activities over a very brief period.
Uncertain Exit Strategies Risk. Due to the illiquid nature of many of the positions which the Fund is expected to acquire, as well as the uncertainties of the reorganization and active management process, the Adviser is unable to predict with confidence what the exit strategy will ultimately be for any given core position or that one will definitely be available. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors. The Adviser expects that the Fund will participate in investments that are also held by Other Accounts. Additionally, to the extent permitted under the 1940 Act or by exemptive relief which the Fund may receive to engage in co-investment opportunities with such affiliates, as appropriate, the Fund and Other Accounts may invest in different levels of an issuer’s capital structure. Consequently, the Adviser may determine that the sale of such investments may not be appropriate for a number of reasons, including if such sale could be detrimental to Other Accounts. The Adviser will not be required to act only in the best interests of the Fund, except to the extent required under Section 36 of the 1940 Act, and such determinations by the Adviser could reduce the liquidity of the Fund and could potentially affect the Fund’s ability to fund its quarterly repurchase offers.
Lack of Control Risk. The Fund may invest in debt instruments and equity securities of companies that it does not control, which the Fund may acquire through market transactions or through purchases of securities directly from the issuer or other shareholders. Such investments will be subject to the risk that the issuer may make business, financial or management decisions with which the Fund does not agree or that the majority stakeholders or the management of the issuer may take risks or otherwise act in a manner that does not serve the Fund’s interests. In addition, the Fund may share control over certain investments with co-investors, which may make it more difficult for the Fund to implement its investment approach or exit the investment when it otherwise would. The occurrence of any of the foregoing could have a material adverse effect on the Fund and the Fund’s Shareholders.
Short Selling Risk. The Fund may utilize short selling. The success of the Fund’s short selling depends upon the Adviser’s ability to identify and sell short investments that are overvalued. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying investment could theoretically increase without limit, thus increasing the cost to the Fund of buying those investments to cover the short position. There can be no assurance that the Fund will be able to maintain the ability to borrow investments sold short. In such cases, the Fund can be “bought in” (i.e., forced to repurchase investments in the open market to return to the lender). There also can be no assurance that the investments necessary to cover a short position will be available for purchase at or near prices quoted in the market. Purchasing investments to close out a short position can itself cause the price of the investments to rise further, thereby exacerbating the loss. Short strategies can also be implemented synthetically through various instruments and be used with respect to indices or in the over-the-counter market and with respect to futures and other instruments. In some cases of synthetic short sales, there is no floating supply of an underlying instrument with which to cover or close out a short position and the Fund may be entirely dependent on the willingness of over-the-counter market makers to quote prices at which the synthetic short position may be unwound. There can be no assurance that such market makers will be willing to make such quotes. Short strategies can also be implemented on a leveraged basis. Lastly, even though the Fund secures a “good borrow” of the investment sold short at the time of execution, the lending institution may recall the lent investment at any time, thereby forcing the Fund to purchase the investment at the then-prevailing market price which may be higher than the price at which such investment was originally sold short by the Fund.
Hedging Transactions Risk. The Fund may utilize investments for risk management purposes in order to: (i) protect against possible changes in the market value of the Fund’s investment portfolio resulting from fluctuations in the markets and changes in interest rates; (ii) protect the Fund’s unrealized gains in the value of its investment portfolio; (iii) facilitate the sale of any investments; (iv) enhance or preserve returns, spreads or gains on any investment in the Fund’s portfolio; (v) hedge against a directional trade; (vi) hedge the interest rate, credit or currency exchange rate on any of the Fund’s investments; (vii) protect against any increase in the price of any investments the Fund anticipates purchasing at a later date; or (viii) act for any other reason that the Adviser deems appropriate. The Fund will not be required to hedge any particular risk in connection with a particular transaction or its portfolio generally. The Adviser may be unable to anticipate the occurrence of a particular risk and, therefore, may be unable to attempt to hedge against it. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it had not engaged in any such hedging transaction. Moreover, the portfolio will always be exposed to certain risks that cannot be hedged.
Lack of Diversification of the Fund’s Overall Portfolio Risk. The Fund’s portfolio could become significantly focused in any one issuer, industry, sector, strategy, country or geographic region, subject to the limits set forth in this prospectus. In addition, it is possible that the Adviser may select investments that are concentrated in a limited number or types of investments. There is no assurance as to the degree of diversification that will actually be achieved in the Fund’s investments either by geographic region or asset type. The Fund may make investments assuming contemplated sales that do not actually occur as expected, which could lead to increased risk as a result of the Fund’s having an unintended longer term investment and reduced diversification. This limited diversification may result in the concentration of risk, which, in turn, could expose the Fund to losses disproportionate to market movements in general if there are disproportionately greater adverse price movements in such investments.
Risk of Loss. No guarantee or representation is made that the Fund’s investment program, including, without limitation, the Fund’s investment objective, diversification strategies or risk monitoring goals, will be successful. Investment results may vary substantially over time. No assurance can be made that profits will be achieved or that substantial or complete losses will not be incurred. Past investment results of the Adviser (or investments otherwise made by the Adviser’s investment professionals) are not necessarily indicative of their future performance.
Volatility Risk. The Fund’s investment program may involve the purchase and sale of relatively volatile investments and/or investments in volatile markets. Price movements of investments are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Fluctuations or prolonged changes in the volatility of such investments and/or markets can adversely affect the value of investments held by the Fund. The profitability of the Fund substantially depends upon the Adviser correctly assessing the future price movements of assets, stocks, bonds, options on assets, stocks, and other securities and the movements of interest rates. The Adviser cannot guarantee that it will be successful in accurately predicting price and interest rate movements. The Fund is also subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses.

Risks Related to Specific Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Specific Investments
Illiquid Investments Risk. Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investments may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund may be required to hold such investments despite adverse price movements. Even those markets which the Adviser expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.
A portion of the Fund’s investments may consist of securities that are subject to restrictions on resale by the Fund for various reasons including that they were acquired in a “private placement” transaction or that the Fund is deemed to be an affiliate of the issuer of such securities. Generally, the Fund may be able to sell such securities without restriction to other large institutional investors but may be restrained in its ability to sell them to other investors. If restricted securities are sold to the public, the Fund may be deemed to be an underwriter or possibly a controlling person with respect thereto for the purposes of the Securities Act and be subject to liability as such under the Securities Act.
Some of the Fund’s interests may be highly illiquid and may be subject to long term holding in accordance with the investment program of the Fund and due to market conditions applicable to such assets.
Unlisted Securities Risk. Securities that are not listed on a stock exchange or traded on an over the counter market may be subject to higher risks than listed securities. Because of the absence of any trading market for unlisted securities, it may take longer to liquidate, or it may not be possible to liquidate, positions in unlisted securities than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities.
Bankruptcy Claims Risk. The Fund’s investments include debt and equity of financially distressed companies. In the event that the issuer files for bankruptcy protection, the Fund will likely be unable to sell its claims without realizing significant losses and may be unable to recover current interest on such claims during the course of the bankruptcy year. The markets in U.S. bankruptcy claims are generally not regulated by U.S. federal securities laws or the SEC. To the extent debt investment is unsecured (i.e., has no collateral securing repayment), such claims may have a lower priority than secured claims (which have first recourse to the collateral securing such claim). In addition, the debt of an issuer in bankruptcy may be adversely affected by an erosion of the issuer’s business and overall value. Accordingly, there can be no guarantee that a debtor will be able to satisfy all of its liabilities or that the Fund will be able to recover the entire amount of its bankruptcy claim.
Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to appear and be heard, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of the Fund (in its role as a creditor). Furthermore, there are instances where creditors lose their priority under Title 11 of the United States Code (the “Bankruptcy Code”) (i.e., are equitably subordinated) if, for example, they have engaged in misconduct that harms other creditors. In those cases where the Fund has engaged in such conduct, the Fund may lose its priority.
Generally, the duration of a bankruptcy case can only be roughly estimated. The reorganization of a company usually involves the development and negotiation of a plan of reorganization, the approval of the plan by creditors and the confirmation of the plan by the bankruptcy court. This process can involve substantial legal, professional and administrative costs to the company and the Fund; it is subject to unpredictable and lengthy delays; and during the process the company’s competitive position may erode, key management may depart and the company may not be able to invest adequately. In some cases, the issuer may not be able to reorganize and may be required to sell its assets either as a going concern or as part of liquidation. As a result, even in those circumstances where the Fund may recover the entire amount of its bankruptcy claim, the Fund may be adversely impacted by any costs incurred by the Fund in representing its interests in a debtor’s bankruptcy case.
U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by virtue of the size of its claim relative to the claims of the entire class. In addition, certain administrative costs and claims that have priority by law over the claims of certain creditors (for example, claims for certain taxes) may impair the recovery of an investment in a bankruptcy claim.
The Fund intends to invest some of its assets in securities and other investments of issuers domiciled, or assets located, globally. Investment in the debt of financially distressed companies domiciled outside the United States involves additional risks. Bankruptcy law and process may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain markets, although bankruptcy laws have been enacted, the process for reorganization remains uncertain.
The Adviser or another representative of the Fund, on behalf of the Fund, may elect to serve on creditors’ committees, equity holders’ committees or other groups to ensure preservation or enhancement of the Fund’s positions as a creditor or equity holder. A member of any such committee or group may owe a fiduciary duty and be subject to certain obligations to all members that the committee represents and/or to other similarly situated parties. The Adviser may resign from that committee or group for any reason, including, for example, if the Adviser concludes that its obligations owed to the other parties as a committee or group member conflict with its duties owed to the Fund. In such case, the Fund may not realize the benefits, if any, of participation on the committee or group. In addition, if the Fund is represented on a committee or group, it may be restricted or prohibited under applicable law from disposing of or increasing its investments in such company while it continues to be represented on such committee or group.
The Fund may purchase creditor claims subsequent to the commencement of a bankruptcy case. Under judicial decisions, it is possible that such purchase may be disallowed by the bankruptcy court if the court determines that the purchaser has taken unfair advantage of an unsophisticated seller, which may result in the rescission of the transaction (presumably at the original purchase price) or forfeiture by the purchaser. Additionally, the claim may be disallowed or subordinated if the bankruptcy court determines that the seller engaged in inequitable conduct that harmed other creditors.
Reorganizations can be contentious and adversarial, and it is by no means unusual for participants to use the threat of litigation and to engage in litigation as a negotiating technique. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would generally be borne by the Fund.
Trade and Other General Unsecured Claims Risk. The Fund may acquire interests in claims of trade creditors and other general unsecured claim holders of a debtor (“Trade Claims”). Trade Claims generally include, but are not limited to, claims of suppliers for goods delivered and for which payment has not been made, claims for unpaid services rendered, claims for contract rejection and claims related to litigation. Trade Claims are typically unsecured and may, in unusual circumstances, be subordinated to other unsecured obligations of the debtor. The repayment of Trade Claims is subject to significant uncertainties, including potential set off by the debtor as well as the other uncertainties described herein with respect to other distressed debt obligations.
Distressed and Defaulted Obligations Risk. The Fund may invest in “below investment grade” securities (commonly referred to as “high yield” securities or “junk bonds”) and obligations of issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems (including companies involved in bankruptcy or other reorganization and liquidation proceedings). Below investment grade securities in which the Fund may invest also include defaulted and partially defaulted loans. Such investments are likely to be particularly risky although they also may offer the potential for correspondingly high returns. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. Among the risks inherent in investments in troubled entities is the risk that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments may also be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate, recharacterize debt as equity or disenfranchise particular claims. Such companies’ obligations may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investments. Obligations in which the Fund invests may be less than investment grade. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that value of the assets collateralizing the Fund’s investments will be sufficient or that prospects for a successful reorganization or similar action will become available. Unless such loans are most senior, in any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than its original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate investors adequately for the risks assumed. In addition, under certain circumstances, payments and distributions may be disgorged if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.
In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new investment the value of which will be less than the purchase price to the Fund of the investment in respect to which such distribution was made.
Litigation, Bankruptcy and Other Proceedings Risk. In addition to the risks described above, investments in distressed securities involve a material risk of involving the Fund in a related litigation. Such litigation can be time consuming and expensive, and can frequently lead to unpredicted delays or losses. Litigation expenses, including payments pursuant to settlements or judgments, generally will be borne by the Fund. There are a number of significant risks when investing in companies involved in bankruptcy or other reorganization proceedings, and many events in a bankruptcy are the product of contested matters and adversary proceedings which are beyond the control of the creditors. A bankruptcy filing may have adverse and permanent effects on a company. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. In addition, the duration of a bankruptcy or other reorganization proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while a plan of reorganization is being negotiated, approved by the creditors and, if applicable, confirmed by the bankruptcy court, and until it ultimately becomes effective. In bankruptcy, certain claims, such as claims for taxes, wages and certain trade claims, may have priority by law over the claims of certain creditors and administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors.
Certain fixed-income securities invested in by the Fund could be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws, if such securities were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities. If a court were to find that the issuance of the securities was a fraudulent transfer or conveyance, the court could void the payment obligations under the securities, further subordinate the securities to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the securities. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund may not receive any payment on the securities. If the Fund or the Adviser is found to have interfered with the affairs of a company in which the Fund holds a debt investment, to the detriment of other creditors or common shareholders of such company, the Fund may be held liable for damages to injured parties or a bankruptcy court. While the Fund will attempt to avoid taking the types of action that would lead to such liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. Moreover, such debt may be disallowed or subordinated to the claims of other creditors or treated as equity.
Insofar as the Fund’s portfolio includes obligations of non-U.S. obligors, the laws of certain foreign jurisdictions may provide for avoidance remedies under factual circumstances similar to those described above or under different circumstances, with consequences that may or may not be analogous to those described above under U.S. federal or state laws. Changes in bankruptcy laws (including U.S. federal and state laws and applicable non-U.S. laws) may adversely impact the Fund’s securities.
Risks of Debt Securities Generally. Debt securities of all types of issuers may have speculative characteristics, regardless of whether they are rated. The issuers of such instruments (including sovereign issuers) may face significant ongoing uncertainties and exposure to adverse conditions that may undermine the issuer’s ability to make timely payment of interest and principal in accordance with the terms of the obligations.
Interest Rate Risk. Changes in interest rates can affect the value of the Fund’s investments in fixed-income instruments. The Fund may experience increased interest rate risk to the extent it invests, if at all, in debt instruments with longer maturities, debt instruments paying no interest (such as zero-coupon debt instruments) or debt instruments paying non-cash interest in the form of other debt instruments.
Prepayment Risk. The frequency at which prepayments (including voluntary prepayments by the obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many fixed rate obligations will be discount instruments when interest rates and/or spreads are high, and will be premium instruments when interest rates and/or spreads are low, such debt instruments may be adversely affected by changes in prepayments in any interest rate environment.
However, increased prepayment levels may negatively impact the total cash realized over the life of the assets and may consequently affect the rate of return on such investments. Specifically, adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Adviser may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss. The Adviser accounts for anticipated prepayment levels in investing in loan assets.
High-Yield Securities Risk. A portion of the Fund’s investments may consist of investments characterized as “high-yield securities”. Such securities are expected to be rated below investment-grade by one or more nationally recognized statistical rating organizations or will be unrated but of comparable credit quality to obligations rated below investment-grade, and have greater credit risk and liquidity risk than more highly rated obligations. Bonds or other fixed-income securities that are “higher yielding” (including non-investment grade) debt securities are generally not exchange traded and, as a result, these securities trade in the over-the-counter marketplace, which is less transparent and has wider bid/ask spreads than the exchange-traded marketplace. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. High-yield securities are generally more volatile and are generally unsecured and may be subordinate to other obligations of the obligor, which may be secured by substantially all of the issuer’s assets. High-yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities may be highly leveraged and their relatively high debt to equity ratios create increased risks that their operations might not generate sufficient cash flows to service their obligations. Overall declines in the below investment grade bond and other markets or an economic downturn in the financial markets generally may adversely affect such issuers by inhibiting their ability to refinance their obligations at maturity. In addition, the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.
The Fund is authorized to invest in obligations of issuers that are generally trading at significantly higher yields than had been historically typical of the applicable issuer’s obligations. Such investments may include debt obligations that have a heightened probability of being in covenant or payment default in the future or that are currently in default and are generally considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically, such workout or bankruptcy proceedings result only in partial recovery of cash payments or an exchange of the defaulted security for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
Corporate Debt Risk. Bonds, notes and debentures issued by corporations may pay fixed, variable or floating rates of interest, and may include zero-coupon obligations. Corporate debt instruments may be subject to credit ratings downgrades. Other instruments may have the lowest quality ratings or may be unrated. In addition, the Fund may be paid interest in kind in connection with its investments in corporate debt and related investments (e.g., the principal owed to the Fund in connection with a debt investment may be increased by the amount of interest due on such debt investment). Such investments may experience greater market value volatility than debt obligations that provide for regular payments of interest in cash and, in the event of a default, the Fund may experience substantial losses.
Mezzanine Debt Risk. Mezzanine debt is typically junior to the obligations of a company to senior creditors, trade creditors and employees. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following an insolvency, may be less than that of senior creditors. Mezzanine debt instruments are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt instruments have historically been higher, and recovery rates lower, than for investment-grade instruments and other debt instruments. In the event of the insolvency of a portfolio company of the Fund or similar event, the Fund’s debt investment therein will be subject to fraudulent conveyance, subordination and preference laws.
Stressed Debt Risk. Stressed issuers are issuers that are not yet deemed distressed or bankrupt and whose debt securities are trading at a discount to par, but not yet at distressed levels. An example would be an issuer that is in technical default of its credit agreement, or undergoing strategic or operational changes, which results in market pricing uncertainty. The market prices of stressed and distressed instruments are highly volatile, and the spread between the bid and the ask prices of such instruments is often unusually wide.
Non-Performing Nature of Debt Risk. Certain debt instruments may be non- performing or in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation. There can be no assurance as to the amount and timing of payments, if any, with respect to such debt instruments.
Troubled Origination Risk. When financial institutions or other entities that are insolvent or in serious financial difficulty originate debt, the standards by which such instruments were originated, the recourse to the selling institution, or the standards by which such instruments are being serviced or operated may be adversely affected.
Equitable Subordination Risk. Under common law principles that in some cases form the basis for lender liability claims, if a lender (i) intentionally takes an action that results in the undercapitalization of a borrower or issuer to the detriment of other creditors of such borrower or issuer, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder to dominate or control a borrower or issuer to the detriment of other creditors of such borrower or issuer, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors (a remedy called “equitable subordination”). If the Fund engages in such conduct, the Fund may be subject to claims from creditors of an obligor that debt held by the Fund should be equitably subordinated. The Fund does not intend to engage in conduct that would form the basis for a successful cause of action based upon the lender liability or equitable subordination doctrines; however, because of the nature of the debt obligations, the Fund or its subsidiaries may be subject to claims from creditors of an obligor that debt obligations of such obligor which are held by the issuer should be equitably subordinated.
Derivative Instruments Risk. The Fund may enter into options, futures, forwards, swaps and other derivative instruments, such as credit derivatives. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. In addition, the Fund may, in the future, take advantage of opportunities with respect to certain other derivative instruments that are not presently contemplated for use or that are currently not available. Special risks may apply in the future that cannot be determined at this time. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk, risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions.
The Adviser with respect to the Fund anticipates filing a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the National Futures Association (the “NFA”), which regulate trading in the futures markets. Pursuant to CFTC Regulation 4.5, the Adviser and the Fund are not subject to regulation as a commodity pool or commodity pool operator under the Commodity Exchange Act, as amended (the “CEA”). If the Adviser or the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses. The regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of such financial instruments may have a material adverse effect on the Fund.
The prices of derivative instruments can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, capital costs, the liquidity of the market for the referenced assets and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies and interest rate related futures and options. This type of intervention often is intended to directly influence prices and may, together with other factors, cause all of these markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any of the exchanges on which their positions trade or of their clearinghouses.
Derivatives contracts are subject to extensive regulation and these regulations may impose costs and operational constraints on the Fund to the extent that is trades derivatives.
Subject to certain exceptions, Rule 18f-4 under the 1940 Act requires a fund to trade derivatives and other transactions that create future payment or delivery obligations subject to certain requirements, including the adoption and implementation of policies and procedures designed to manage the Fund’s derivatives risks, recordkeeping and reporting requirements, compliance with a limit on the amount of leverage-related risk that the Fund may obtain based on value-at-risk and maintaining a derivatives risk management program and designating a derivatives risk manager.
Call Options Risk. The Fund may engage in call option transactions. There are risks associated with the sale and purchase of call options. The seller (writer) of a call option that is covered (e.g., the writer holds the underlying security) bears the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option bears the risk of an unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option bears the risk of losing its entire investment in the call option.
Put Options Risk. The Fund may engage in put option transactions. There are risks associated with the sale and purchase of put options. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) bears the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option bears the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option bears the risk of losing its entire investment in the put option.
Swaps Generally Risk. The Fund may invest in swaps. Investments in swaps involve the exchange by a fund with another party of their respective commitments. In the case of interest rate swaps, a fund may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The use of swaps subjects a fund to the risk of default by the counterparty. If there is a default by the counterparty to a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction. The Fund may also enter into currency swaps or other swaps that are similar to interest rate swaps but may be surrogates for other investments such as currency forwards or options.
Credit Default Swaps (“CDS”) Risk. The Fund may invest in CDS. A CDS can be used to implement the Adviser’s view that a particular credit, or group of credits, will experience credit improvement or credit deterioration. In the case of expected credit improvement, the Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Fund to make payment upon the occurrence of a credit event creates leveraged exposure to the credit risk of the reference entity. In the case of expected credit deterioration, the Fund may buy credit default protection; in such instance, the Fund will pay a premium.
Total Rate of Return (“TRR”) Swaps Risk. The Fund may engage in TRR swaps. TRR swaps are another form of derivative that the Fund may utilize in seeking to achieve its investment objectives. A TRR swap allows the total return receiver to receive all income and other distributions with respect to a specified notional amount of an asset as well as the change in market value of the asset (whether a security, index, interest rate, form of debt, currency or other asset) from the total return payer in return for paying a floating or fixed interest rate on the specified notional amount. The total return payer is synthetically short and the total return receiver is synthetically long in the asset. This may create a highly leveraged exposure to the underlying asset.
Interest Rate Swaps Risk. The Fund may enter into interest rate swaps. An interest rate swap is an agreement between two parties where one party agrees to pay a contractually stated fixed income stream, usually denoted as a fixed percentage of an underlying “notional” amount, in exchange for receiving a variable income stream, usually based on a reference rate such as LIBOR or the Secured Overnight Financing Rate (“SOFR”), and denoted as a percentage of the underlying notional amount. In the event that a fund enters into an interest rate swap and is paying a fixed amount, the fund will be exposed to the risks of a decrease in the variable interest rate and of consequently paying more than it is receiving. Alternatively, in the event that a fund is paying a fixed amount, the fund will be exposed to the risks of a decrease in the variable interest rate and of consequently paying more than it is receiving. Alternatively, in the event that a fund is paying a floating amount, the fund will be exposed to the risks of an increase in the variable interest rate and of consequently paying more than it is receiving.
Forward Contracts Risk. The Fund may enter into forward contracts that are not traded on exchanges and are generally not regulated. There are no limitations on daily price moves of forward contracts. Banks and other dealers with whom the Fund may maintain accounts may require the Fund to deposit margin with respect to such trading, although margin requirements are often minimal. The Fund’s counterparties are not required to continue to make markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than that which the Fund’s Adviser would otherwise recommend, to the possible detriment of the Fund.
LIBOR Replacement Risk. The Fund may invest in certain debt securities, derivatives or other financial instruments that have relied or continue to rely on the London Interbank Offered Rate (“LIBOR”), as a “benchmark” or “reference rate” for various interest rate calculations. As of January 1, 2022, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, ceased its active encouragement of banks to provide the quotations needed to sustain most LIBOR rates due to the absence of an active market for interbank unsecured lending and other reasons. In connection with supervisory guidance from U.S. regulators, certain U.S. regulated entities have generally ceased to enter into certain new LIBOR contracts after January 1, 2022. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on the Secured Overnight Financing Rate (“SOFR”) (which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) for tough legacy contracts. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. Certain of the Fund’s investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund.
The elimination of LIBOR, changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The usefulness of LIBOR as a benchmark could deteriorate anytime during this transition period. Any such effects of the transition process, including unforeseen effects, could result in losses to the Fund.
Loan Portfolios and Debt Obligations Risk. Debt portfolios of the kind the Fund will acquire typically comprise large numbers of heterogeneous, bilaterally negotiated loans which may be performing, sub- or non-performing and possibly in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation. In addition to credit risk and interest rate risk, these portfolios may carry a number of idiosyncratic risks, including: limited representations and warranties from the selling institution; risk that liens over collateral are improperly recorded; incomplete or inconsistent documentation; incomplete payment history; impairment or illiquidity of collateral; inability to secure title to collateral; and the effectiveness of the loan servicer. There can be no assurance as to the amount and timing of payments, if any, with respect to the loans.
A number of judicial decisions in the U.S. have upheld the rights of debtors to sue lending institutions on the basis of evolving lender liability legal theories. Generally, lender liability is founded upon the premise that an institutional investor has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the debtor or its other creditors. Lenders who are determined to have exercised inappropriate control over the management of a debtor may find their claims subordinated or be exposed to counterclaims for damages. Such liability could exceed the value of the Fund’s investment.
Loan Investments Risk. The Fund’s success in the area of loan investing will depend, in part, on its ability to obtain loans on advantageous terms. In purchasing loans, the Fund will compete with a broad spectrum of investors and institutions. Increased competition for, or a diminution in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce returns to investors.
Bank Loans Risk. A portion of the Fund’s investments may consist of loans and participations therein originated by banks and other financial institutions. Such loans are typically private corporate loans that are negotiated by one or more commercial banks or financial institutions and syndicated among a group of commercial banks or financial institutions. The bank loans to be acquired by the Fund may be below investment grade and may not be rated. Such loans may include defaulted or partially defaulted loans. For a discussion of the risks associated with below investment grade investments, see “High-Yield Securities” above.
The Fund may invest directly or through participations in loans with revolving credit features or other commitments or guarantees to lend funds in the future. A failure by the Fund to advance requested funds to a borrower could result in claims against the Fund and in possible assertions of offsets against amounts previously lent. The Fund may acquire interests in bank loans and other debt obligations either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. A participation interest in a portion of a debt obligation typically results in a contractual relationship with only the institution acting as lender under the credit agreement, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
Bank loans are subject to unique risks, including: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) so-called lender-liability claims by the issuer of the obligations; (iii) environmental liabilities that may arise with respect to collateral securing the obligations; and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Successful claims by third parties arising from these and other risks will be borne by the Fund.
As secondary market trading volumes increase, new loans are frequently adopting standardized documentation to facilitate loan trading which may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because of the provision to holders of such loans of confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not as easily purchased or sold as a publicly traded security, and historically the trading volume in the loan market has been small relative to the high-yield debt market.
Second Lien Loans Risk. The Fund may invest in loans that are secured by a second lien on assets. Second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, including rights in bankruptcy that can materially affect recoveries. While there is broad market acceptance of some second lien intercreditor terms, no clear market standard has developed for certain other material intercreditor terms for second lien loan products. This variation in key intercreditor terms may result in dissimilar recoveries across otherwise similarly situated second lien loans in insolvency or distressed situations. While uncertainty of recovery in an insolvency or distressed situation is inherent in all debt instruments, second lien loan products carry more risks than certain other debt products.
Debtor-in-Possession (“DIP”) Loans Risk. Loans to companies that have filed for protection under Chapter 11 of the U.S. Bankruptcy Code, as amended, are most often asset-based, revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
Fraud Risk. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
Collateral Risk. Certain loans held by the Fund will be secured. While secured loans acquired by the Fund will generally be structured to be over- collateralized, the Fund may be exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.
Risks of Loan Markets in General. The Fund may invest in loans and may take a larger position in a particular loan investment opportunity if the Adviser perceives a possibility of selling or otherwise transferring, in the future, positions in such loans to other persons. If the Fund is unable to sell or otherwise transfer any such excess interest in a loan that it acquires, the Fund would be forced to hold such excess interest for an indeterminate period of time.
This could result in the Fund’s investments being over-concentrated in certain borrowers. The Fund’s success will depend, in part, on the ability of the Fund or its affiliates to obtain loans on advantageous terms. In purchasing loans, the Fund or their affiliates compete with a broad spectrum of entities, many of which have substantially greater financial resources and are better known than the Fund or their subsidiaries. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce returns to investors.
Investing in Loans Made to Companies in Distressed Situations Risk. As part of its investing activities, the Fund may invest in loans made to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company, the Fund may lose all or part of the amounts invested in the loan made to the borrower or may be required to accept collateral with a value less than the amount of the loan held by the Fund or its affiliates.
Loan Participations Risk. A participation interest in a portion of a debt obligation typically results in a contractual relationship with only the institution acting as lender under the credit agreement, not with the borrower. The Fund may invest indirectly through participations. As a result of the structure of a loan participation transaction, the Fund may not have any direct claim against the underlying borrower in such a transaction, and may be subject to potential default risks by both the party from which the Fund acquires its participation right and the underlying borrower. In addition, for a variety of reasons, the Fund may invest in loans, and then participate out a portion of the economics in such loans to the Other Accounts, or an Other Account may invest in loans, and then participate out a portion of the economics in such loans to the Fund. To the extent that the Fund sells participation interests to one or more Other Accounts, or to the extent that an Other Account sells participation interests to the Fund and one or more other funds, the Adviser will generally seek to ensure that the costs and benefits of such transactions are equitably and proportionately borne by all such funds. However, there can be no assurance that the Adviser will be successful in precisely balancing the appropriate costs and benefits derived from such transactions.
Mortgage REITs Risk. The Fund may directly or indirectly invest in mortgage REITs. A mortgage REIT is a real estate investment trust that invests primarily in loans that are secured by real estate collateral and other fixed income instruments. Mortgage REITs are subject to certain specific risks:
Real Estate Market Risk. Adverse economic, business or political developments affecting real estate could have a material adverse effect on the value of investments in mortgage REITs.
Interest Rate Risk. Mortgage REITs are subject to significant interest rate risk. When the general level of interest rates goes up, the value of a mortgage REIT’s investment in fixed rate obligations goes down. When the general level of interest rates goes down, the value of a mortgage REIT’s investment in fixed rate obligations goes up.
Leverage Risk. Mortgage REITs typically use leverage and many are highly leveraged, which exposes them to leverage risk.
Credit Risk. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit.
Prepayment Risk. Mortgage REITs are subject to prepayment risk, which is the risk that borrowers may prepay their mortgage loans at faster than expected rates. Prepayment rates generally increase when interest rates fall and decrease when interest rates rise. These faster than expected payments may adversely affect a mortgage REIT’s profitability because the mortgage REIT may be forced to replace investments that have been redeemed or repaid early with other investments having a lower yield.
Securitization Risk. The Adviser intends to lever the Fund’s assets through the use of securitization vehicles. Since the Fund’s ability to issue asset-backed debt securities may be limited because of market conditions or regulations, the Fund intends to acquire mortgage loan assets at acceptable, unlevered yields, with the prospect of enhancing returns through financing or sales of such asset-backed securities. Leverage of certain assets may be accomplished through securitization vehicles that are either Delaware statutory trusts or non-U.S. entities depending on the nature of the financing required.
Credit Risk. While loans and most other assets invested in by the Fund may be collateralized, the Fund may be exposed to losses resulting from default. Therefore, the value of the underlying collateral, the creditworthiness of the borrower or other counterparty and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the applicable investment contract and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund or affiliate of the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest payable, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the asset or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.
Structured Finance Securities Risk. The Fund’s portfolios may include investments in structured finance securities. Structured finance securities are, generally, debt securities that entitle the holders thereof to receive payments of interest and principal that depend primarily on the cash flow from or sale proceeds of a specified pool of assets, either fixed or revolving, that by their terms convert into cash within a finite time period, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. If a particular asset or pool of assets held by the Fund becomes securitized with other assets, the value of such asset or pool of assets may be negatively impacted by the value of such other assets in such securitization transaction and may decrease as a result of the securitization.
Investing in structured finance securities entails various risks: credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks, geographical concentration risks, basis risks and legal risks. Structured finance securities are subject to the significant credit risks inherent in the underlying collateral and to the risk that the servicer fails to perform. Accordingly, such securities generally include one or more credit enhancements, which are designed to raise the overall credit quality of the security above that of the underlying collateral. However, insurance providers and other sources of credit enhancement may fail to perform their obligations. Structured finance securities are subject to risks associated with their structure and execution, including the process by which principal and interest payments are allocated and distributed to investors, how credit losses affect the issuing vehicle and the return to investors in such structured finance securities, whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed-end, under what terms (including maturity of the structured finance instrument) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such structured finance securities. In addition, concentrations of structured finance securities of a particular type, as well as concentrations of structured finance securities issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the structured finance securities to additional risk.
In both the U.S. and the EU, certain risk retention requirements may apply to investments in which the Fund may be seen to act as originator of assets or sponsor of a securitization transaction. The Fund will need to retain enough equity of each such securitization transaction in order to comply with such risk retention requirements. The Fund’s compliance with such risk retention requirements and the possible illiquidity of such securitization transactions could impair the Fund’s profitability or result in losses.
Certain structured finance securities that may be held by the Fund may be subordinate in right of payment and rank junior to other securities that are secured by or represent an ownership interest in the same pool of assets. In addition, many of the related transactions have structural features that divert payments of interest and/or principal to more senior classes when the delinquency or loss experience of the pool exceeds certain levels. As a result, such securities have a higher risk of loss due to delinquencies or losses on the underlying assets. In certain circumstances, payments of interest may be reduced or eliminated for one or more payment dates. Additionally, as a result of cash flow being diverted to payments of principal of more senior classes, the average life of such securities may lengthen. Subordinate structured finance securities generally do not have the right to call a default or vote on remedies following a default unless more senior securities have been paid in full. As a result, a shortfall in payments to subordinate investors in structured finance securities will generally result neither in a default being declared on the transaction nor in an acceleration or restructuring of the obligations thereunder. Furthermore, because subordinate structured finance securities may represent a relatively small percentage of the size of an asset pool being securitized, the impact of a relatively small loss on the overall asset pool may be substantial on the holders of such subordinate security.
Structured finance securities are also subject to the risks of the securitized assets. In particular, structured finance securities are subject to risks related to the quality of the control systems and procedures used by the parties originating and servicing the securitized assets. Deficiencies in these systems may result in higher-than-expected borrower delinquencies or other factors affecting the value of the underlying assets, such as the inability to effectively pursue remedies against borrowers due to defective documentation. The Fund may rely upon representations of the securitization vehicles in respect of control systems and the securitized assets and conduct little or no diligence in respect of them. Accordingly, there can be no assurance that the control systems and the securitized assets will not be defective in a manner that could adversely affect the Fund.
Risks ABS and MBS Generally. The investment characteristics ABS and MBS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time.
ABS and MBS Subordinated Securities Risk. Investments in subordinated MBS and ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of MBS and ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk, particularly if such securities have been issued with little or no credit enhancement or equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Commercial MBS Risk. The Fund’s portfolio may include exposure to commercial MBS, which are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. Commercial MBS are subject to particular risks, including lack of standardized terms, shorter maturities than RMBS, and the structuring such that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity. Repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default.
Most commercial mortgage loans underlying MBS are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related MBS are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of MBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related MBS. Revenues from the assets underlying such MBS may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court appointed receiver to control collateral cash flow.
Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; terrorist threats and attacks and social unrest and civil disturbances. The exercise of remedies and successful realization of liquidation proceeds relating to commercial mortgage-backed securities may be highly dependent on the performance of the servicer or special servicer. There may be a limited number of special services available, particularly those that do not have conflicts of interest.
ABS Risk. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS may not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor.
The collateral supporting ABS is of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
RMBS Risk. Holders of residential mortgage-backed securities (“RMBS”) bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The ability of a borrower to repay a mortgage loan secured by residential property typically is dependent primarily upon the income or assets of the borrower and may also be effected by, among other things: (i) the terms of the mortgage loan, (ii) the borrower’s “equity” in the mortgaged property and (iii) general economic conditions, such as property location and condition, competition and demand for comparable properties, changes in zoning laws for the property or its surrounding area, environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions, declines in regional or local real estate values, increases in interest rates or real estate taxes, availability and costs of municipal services, changes in governmental rules, regulations and fiscal policies, including environmental legislation and changes in tax laws, acts of God, war or other conflict, terrorism, social unrest and civil disturbances and natural disasters, such as hurricanes. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
Foreclosure of a mortgage loan can be an expensive and lengthy process that can have a substantial negative effect on the Fund’s originally anticipated return on the foreclosed mortgage loan. In addition, failure of residential mortgage loan originators or servicers to comply with governing laws, to the extent any of their residential mortgage loans become part of the Fund’s mortgage-related assets, could subject the Fund, as assignee or purchaser of the related residential mortgage loans, to monetary penalties and could result in the borrowers rescinding the affected residential mortgage loans.
Investments in RMBS may experience losses or reduced yield if, for example, (i) the borrower of an underlying residential mortgage loan defaults or is unable to make payments, (ii) the underlying residential mortgage loans are prepaid, (iii) there is a general decline in the housing market, or (iv) violations of particular provisions of certain federal laws by an issuer of RMBS limit the ability of the issuer to collect all or part of the principal of or interest on the related underlying loans.
Non-Prime or Sub-Prime Residential Mortgage Loans Risk. The Fund may invest in non-prime or sub-prime residential mortgage loans secured by residential properties located outside of the U.S. Non-prime and sub-prime residential mortgage loans are made to borrowers who have poor or limited credit histories and, as a result, do not qualify for traditional mortgage products. Non-prime and sub-prime borrowers have materially higher rates of delinquencies, foreclosure and loss compared to prime credit quality borrowers. Accordingly, the mortgage loans the Fund holds may experience relatively high rates of delinquency and/or foreclosure, and such high rates may have a substantial negative impact on the Fund’s return on investments.
Structured Notes Risk. Structured notes, variable rate mortgage-backed and asset-backed securities each have rates of interest that vary based on a designated floating rate formula or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. The movements in specific indices or interest rates may be difficult or impossible to hedge.
Collateralized Loan Obligations Risk. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
To the extent underlying default rates with respect to the securities in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected. The rate of defaults and losses on debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as the general market conditions. A decline in global markets (or any particular sub-market thereof) may result in higher delinquencies and/or defaults as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments.
CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.
Issuers may be subject to management and administration. Payment of such additional fees will adversely impact on the returns achieved by the Fund.
The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.
The Fund’s investments and the assets that collateralize them may prepay more quickly than expected and have an impact on the value of the Fund. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased re-investment risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
The Fund is expected to rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund is also expected to rely on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of investments.
There could in the future be circumstances when uncertainty exists with respect to the roles of certain parties relating to CLO issuers. Various issues may arise for which there may not be a clear answer in the transaction documents of such issuers, such as, for example only, whether the trustee is obligated to actively search for breaches of representations and warranties, whether holders of the issuer should be allowed access to all deal documents and whether principal forgiveness should be treated as a realized loss. The manner in which these open issues are resolved, specifically those which impact the receipt and allocation of underlying cash flows and losses, could adversely impact the Fund’s current and future investments in issuers.
The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.
The Fund’s investment strategy with respect to certain investments (or types of investments) may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
The fair value of investments may be significantly affected by changes in interest rates. Investments in senior-secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and operating results.
The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have interest rate floors, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on a reference rate such as LIBOR or SOFR.
CLOs are typically actively managed by an investment manager, and as a result the interests therein are traded, subject to credit rating agency and other constraints, by such investment manager. The aggregate return on the CLO equity securities will depend in part upon the ability of each investment manager to actively manage the issuer’s portfolio of assets. Additionally, CLOs may be negatively impacted by rating agency actions, and if the securities issued by, or the portfolio securities of, a CLO are downgraded, the Fund’s investment may decline in value. It is possible that an affiliate of the Fund may participate (in certain instances) in the review and approval of the initial collateral selection of certain CLOs as well as any collateral additions to the portfolio. In times of market stress, valuation of CLO securities may reflect wide bid-ask spreads from numerous valuation sources and be subject to good faith valuations. However, the exercise of control over an issuer could expose the assets of the Fund to claims by such issuer, its investors and its creditors. While the Adviser intends to manage the Fund in a manner that will minimize the exposure of these risks, the possibility of successful claims cannot be precluded.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.
SPACs Risk. The Fund may invest in stock, warrants, rights and other interests issued by SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which the common stock, rights and warrants become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless or may be repurchased or retired by the SPAC at an unfavorable price.
An investment in a SPAC is subject to a variety of risks in addition to those described above, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security’s value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
Shipping Industry Risk. The Fund may acquire assets in the shipping industry, which are subject to the following, non-exhaustive risks that could have a material adverse effect on the Fund: (i) extensive and changing safety, environmental protection and other international, national, state and local governmental laws, regulations, treaties and conventions in force in international waters, the jurisdictional waters of the countries in which the Fund’s vessels operate, as well as the countries of the Fund’s vessels’ registration, compliance with which may require ship modifications and changes in operating procedure; (ii) international sanctions, embargoes, import and export restrictions, nationalizations and wars or terrorist attacks; (iii) acts of piracy on ocean-going vessels; (iv) severe weather and natural disasters, including, but not limited to, oil spills and other environmental mishaps, fire, mechanical failure, collisions, human error, war, terrorism, piracy, political action, civil unrest and insurrection in various countries and other circumstances or events, which may cause serious damage to vessels, any cargo and other equipment, loss of life or physical injury or delays in the delivery of cargo, loss of revenue from termination of charter contracts or ship management agreements; (v) arrests of a vessel by maritime claimants in order to enforce liens against the vessel for unsatisfied debts, claims or damages that could cause delays or require the Fund or underlying portfolio company or subsidiary entity to pay large sums of money to have the arrest lifted which could have a negative impact on the Fund’s returns; (vi) labor interruptions or unrest among crews working on the vessels directly or indirectly owned by the Fund; (vii) delays in delivery of new-build vessels or delivery of new-build vessels with significant defects which could delay or lead to the termination of related charter agreements and also cause cost overruns or cancellation of the new-build contracts; (viii) increased operational and maintenance costs over the life of a shipping vessel; (ix) drydocking costs for periodic maintenance and repairs that are difficult to predict with certainty and can be substantial; (x) increased difficulty in securing reasonably affordable insurance; (xi) the unpredictable cost and supply of fuel, including the possible increased prices to repurchase fuel upon redelivery of a vessel after charter; (xii) unpredictable market conditions, including fluctuating supply and demand for vessels and/or products or materials transported by such vessels; (xiii) fluctuations in the market value of vessels; and (xiv) termination, breach or default of chartering agreements entered into by the Fund and third parties. Additionally, Section 27 of the Merchant Marine Act of 1920 (the “Jones Act”), requires that vessels transporting cargo between U.S. ports must, among other requirements, be owned and operated by U.S. organized companies that are controlled and 75% owned by U.S. citizens. Consequently, the Jones Act restrictions on non-U.S. ownership interests may substantially limit the potential purchasers of a shipping vessel, resulting in a sale that may not reflect the value that could be obtained in an unregulated market.
Aircraft and Aviation Industry Risk. The Fund may acquire assets related to the aviation industry. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number or risks relating to the aviation industry including reduced leasing of aircraft and related equipment by commercial airlines and the commercial aviation industry generally, reduction in demand for any one aircraft or type of aircraft, the maintenance and operating history of the specific aircraft or components that back such securities, maintenance or performance issues with the model and type of aircraft that back such securities, and regulatory risk relating to the aviation industry. Adverse developments with respect to any of the foregoing may adversely affect the value of securities collateralized or otherwise backed by aircraft or aircraft equipment. In addition, the bankruptcy of the lessors or lessees of the aircraft or aircraft equipment that back such securities may complicate financial recoveries in connection with such securities and therefore have a negative impact on their value. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aviation industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. For example, as a result of the COVID-19 pandemic, air travel substantially declined, and many airlines became dependent, at least in part, on government aid. There can be no assurance that future events will not have a negative impact on the aviation industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.
Volatility of Commodity Prices Risk. The performance of certain of the Fund’s investments may be substantially dependent upon prevailing prices of electricity, oil, natural gas, natural gas liquids, coal and other commodities (such as metals) and the differential between prices of specific commodities that are a primary factor in the profitability of certain conversion activities such as petroleum refining (“crack spread”) and power generation (“spark spread”). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the U.S. and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, coal or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars, sanctions and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or coal as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of U.S. and non-U.S. national, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean coal technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects;
(xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking coal in steel production. While the Adviser will endeavor to take into account existing and anticipated future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.
Regulatory Approvals Risk. The Fund may invest in portfolio companies believed to have obtained all material U.S. federal, state, local or non-U.S. approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.
Political and Societal Challenges Risk. Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.
Climate Change-Related Risks. The environmental effects of climate change, including rising temperatures, extreme weather, fires, flooding, erratic weather fluctuations, agricultural failures and displacement and destabilization of human populations, could have materially adverse effects on the securities held by the Fund. The Adviser believes that such risks may increase over time, although the time period over which these consequences might unfold is difficult to predict.
In addition to the physical, economic and geo-political risks associated with climate change, there are transition risks. The willingness of certain governments, industries and businesses, especially those that profit from, or have a reliance on, fossil fuels, to adapt to climate change or transition to sustainable practices may also adversely affect the securities.
Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain industries whose activities or products are seen as accelerating climate change, or ill-positioned in light of the economic and social demands imposed by climate change. In recent years, certain investors have incorporated the business risks of climate change and the adequacy of companies’ responses to climate change as part of their investment theses. These shifts in investing priorities may result in adverse effects on the trading price of securities if investors determine that a company has not made sufficient progress on climate change and environmental sustainability matters whether or not climate change proves to be as severe as predicted or preventable.
The values of securities whose performance is linked to assets and revenue streams that are exposed to climate change risk, including futures and swaps that directly or indirectly reference fuel, energy, transportation and agricultural prices, real estate property values, mortgages, taxes, insurance rates and proceeds of tourism, may readily be affected by both long-term, systemic effects of climate change, as well as severe environmental events whose occurrence is inherently unpredictable.
Distressed and Defaulted Debt Risk. The Fund may invest, to a limited extent, in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund (“Distressed Debt”). Investment in Distressed Debt is speculative and involves significant risks.
The Fund may make such investments when the Adviser believes it is reasonably likely that the issuer of Distressed Debt will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for Distressed Debt. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in Distressed Debt and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Distressed Debt, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Distressed Debt, the Fund’s ability to achieve current income for its Shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the Distressed Debt will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the Distressed Debt or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Debt held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Debt, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.
Environmental Matters Risk. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector.
Assumption of Catastrophe Risks. The Fund may be subject to the risk of loss arising from direct or indirect exposure to various catastrophic events, including the following: hurricanes, earthquakes and other natural disasters (which may be caused, or enhanced in frequency and severity, by climate change factors); war, terrorism and other armed conflicts; cyberterrorism; major or prolonged power outages or network interruptions; and public health crises, including infectious disease outbreaks, epidemics and pandemics. To the extent that any such event occurs and has a material effect on global financial markets or specific markets or issuers in which the Fund invests (or has a material negative impact on the operations of the Adviser or applicable service providers), the risks of loss can be substantial and could have a material adverse effect on the Fund and its Shareholders. Furthermore, any such event may also adversely impact one or more individual Shareholders’ financial condition, which could result in substantial repurchase requests by such Shareholders as a result of their individual liquidity situations and irrespective of Fund performance.
Investments in Event-Oriented Situations Risk. From time to time the Fund may make investments in securities based on the expectation that certain events will or will not take place, such as the consummation of an announced or otherwise anticipated transaction or the satisfaction of prerequisite elements of a related transaction. The success of the Fund’s event-driven investment strategy depends upon the Adviser’s ability to make predictions about (i) the likelihood that an event will occur and (ii) the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as the Adviser had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value, but fail to implement it, which can result in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the security in respect of which such distribution was made. The consummation of such transactions can be prevented or delayed by a variety of factors, including but not limited to: (i) intervention of a regulatory agency; (ii) market conditions resulting in material changes in securities prices; (iii) compliance with any applicable securities laws; and (iv) the inability to obtain adequate financing. Because of the inherently speculative nature of event-driven investing, the results of the Fund’s operations may be expected to fluctuate from period to period. In the event that expected events do not take place or prerequisites are not satisfied, the Fund may suffer a loss, or, as may be the case with short selling or other derivative transactions, be forced to enter into one or more subsequent unprofitable transactions. Accordingly, investors should understand that the results of a particular period will not necessarily be indictive of the results that may be expected in future periods.
Investments in Banks Risk. The Fund is generally prohibited from purchasing or otherwise acquiring a controlling interest in any issuer that is a bank or a bank holding company, or a thrift or thrift holding company. In the event that the Fund was to acquire such a controlling interest, the Fund would be required to receive approvals from the appropriate regulators and would be subject to applicable banking laws and regulations as a bank holding company or thrift holding company. The Fund will take appropriate actions, including consultation with the Adviser, monitoring of positions, divestiture of securities or adoption of proxy voting guidelines, to ensure that it does not acquire control of such an issuer or become a bank holding company or a thrift holding company.
Non-U.S. Investments Risk. The Fund may invest in securities of non-U.S. companies and non-U.S. countries. Investing in the securities of such companies and countries involves certain considerations not usually associated with investing in securities of U.S. companies or the U.S. Government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain, sale proceeds or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Fund’s investment opportunities. The economies of non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. Further, certain non-U.S. economies are heavily dependent upon international trade and accordingly have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of certain non-U.S. countries may be based, predominantly, on only a few industries and may be vulnerable to changes in trade conditions and may have higher levels of debt or inflation. In addition, accounting and financial reporting standards that prevail in non-U.S. countries generally are not equivalent to U.S. standards and, consequently, less information may be available to investors in companies located in non-U.S. countries than is available to investors in companies located in the U.S. There also may be less regulation, generally, of the securities markets in non-U.S. countries than there is in the U.S. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other.
The United Kingdom (“UK”) has formally withdrawn from the European Union (“EU”) and one or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The UK and EU reached an agreement effective January 1, 2021 on the terms of their future trading relationship relating to the trading of goods, however, this does not cover financial services. The Fund may face risks associated with the potential uncertainty and consequences of the new relationship between the UK and EU, including volatility in exchange and interest rates and politically divergent national laws and regulations.
In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could have severe ongoing adverse effects on Russia and Europe and the world in general, including significant negative impacts on economies, sovereign debt, the markets for certain securities and commodities, such as oil and natural gas, and the world food supply. Reductions in the supply, and increased cost, of commodities including food could in turn lead to social instability in certain countries, with unpredictable effects on financial markets. This conflict may expand and military attacks could occur elsewhere. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Europe has also been struggling with mass migration. The impact of these matters, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in or with significant exposure to the issuers or countries most directly affected, these events could negatively affect the value and relative liquidity of the Fund’s investments. The occurrence of terrorist incidents in Europe or elsewhere could also impact financial markets globally.
The Fund may trade futures, options and forward contracts on commodity exchanges and markets located outside the U.S. where CFTC regulations do not apply. In contrast to U.S. exchanges, some non-U.S. exchanges are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a commodity contract and not of an exchange or clearing corporation. In such a case, the Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts. In addition, the trading of forward contracts on certain non-U.S. commodity exchanges may be subject to price fluctuation limits. Non-U.S. futures transactions involve executing and clearing trades on a non-U.S. exchange. This is the case even if the non-U.S. exchange is formally “linked” to a U.S. exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. No U.S. organization regulates the activities of a non-U.S. exchange, including the execution, delivery and clearing of transactions on such an exchange, and no U.S. regulator has the power to compel enforcement of the rules of the non-U.S. exchange or the laws of non-U.S. jurisdictions. Moreover, such laws or regulations will vary depending on the jurisdiction in which the transaction occurs. For these reasons, funds which trade on non-U.S. exchanges may not be afforded certain of the protections that apply to U.S. commodity futures transactions, including the right to use alternative dispute resolution procedures.
Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Among other things, emerging market investments may be subject to the following risks: less publicly available information; more volatile markets and unstable market conditions; dependence on exports and international trade; changes in interest rates; availability of credit and inflation rates; less liquidity or available credit; uncertainty in enforceability of documents; changes in local laws and regulations (including nationalization of industries); political, social or economic instability (including wars, terrorist acts or security operations); the relatively small size of the securities markets in such countries and the low volume of trading and less strict securities market regulation; less favorable tax or legal provisions; price controls and other restrictive governmental actions; changes in or non-approval of tariffs or other fees or rates charged by or to portfolio companies; potential severe inflation or other serious adverse economic developments; unstable currency; expropriation of property; confiscatory taxation; imposition of withholding or other taxes, duties or levies on dividends, interest, capital gains, other income or gross sale or disposition proceeds; limitations on the removal of funds or other assets of the Fund; less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers and dealers; poverty and unemployment; fluctuations in the rate of exchange between currencies, non-convertibility of currencies which can result in the inability to repatriate funds; costs associated with currency conversion; certain government policies that may restrict the Fund’s investment opportunities; longer settlement periods for transactions and less reliable clearance and custody arrangements; differences in accounting, auditing and financial reporting standards which may result in the unavailability of material information about issuers; difficulties pursuing legal remedies or in obtaining or enforcing judgments in non-U.S. courts; less-developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; and certain considerations regarding the maintenance of the Fund’s financial instruments with non-U.S. brokers and securities depositories. The foregoing may result in lack of liquidity and in price volatility.
The economies of emerging markets may differ favorably or unfavorably from the economy of developed countries in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. In addition, many countries in the emerging markets have their own history of default on external debt when their economies experience a downturn. These risks of sovereign default could adversely affect the value of the Fund’s portfolio even in circumstances when the investment has not performed poorly. Further, emerging markets are generally heavily dependent upon international trade or the health of particular economies and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of certain emerging markets may be based predominantly on only a few industries and may be vulnerable to changes in trade conditions and may have higher levels of debt or inflation. In particular, certain commodities may occupy a more prominent position in the economies of emerging markets than in the Organisation for Economic Co-operation and Development countries, and such economies therefore are sensitive to fluctuations in commodity prices. A sustained increase or decrease in commodity prices could have a significant negative impact on the economies of emerging markets.
Enforceability of Non-U.S. Judgments Risk. The Fund may encounter difficulties in pursuing legal remedies or in obtaining or enforcing judgments in non-U.S. courts. Further, at present, some emerging markets do not have treaties providing for the reciprocal recognition and enforcement of judgments with the United States. Therefore, it may be difficult for the Fund to enforce in such countries any judgments it may obtain in courts of the United States.
Currencies Risk. A principal risk in trading currencies is the rapid fluctuation in the market prices of currency contracts. Prices of currency contracts traded by the Fund are affected generally by relative interest rates, which in turn are influenced by a wide variety of complex and difficult to predict factors such as money supply and demand, balance of payments, inflation levels, fiscal policy, and political and economic events. In addition, governments from time to time intervene, directly and by regulation, in these markets, with the specific effect, or intention, of influencing prices which may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.
Sovereign Debt Risk. Several factors may affect (i) the ability of a government, its agencies, instrumentalities or its central bank to make payments on the debt it has issued (“Sovereign Debt”), including securities that the Adviser believes are likely to be included in restructurings of the external debt obligations of the issuer in question, (ii) the market value of such debt and (iii) the inclusion of Sovereign Debt in future restructurings, including such issuer’s (x) balance of trade and access to international financing, (y) cost of servicing such obligations, which may be affected by changes in international interest rates, and (z) level of international currency reserves, which may affect the amount of foreign exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.
Real Estate Ownership Risk. Ownership of real property interests entails the risk that such interests will fail to perform in accordance with expectations, including operating and leasing expectations, the value achieved on sale, and the timing of sale. The marketability and value of any real property interests that the Fund may own and control will depend on many factors beyond its control, including: changes in general or local economic conditions in various markets; changes in supply of or demand for competing properties in an area; changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds that may render the sale of a property difficult; the financial condition of tenants, buyers and sellers of properties; changes in real estate tax rates and other operating expenses; the imposition of rent controls; changes in monetary policy in countries where the real property interests are located; and energy and/or supply shortages, various uninsured or uninsurable risks and acts of God, natural disasters and uninsurable losses. In addition, general economic conditions, as well as conditions of local and international financial markets, may adversely affect any real property interests that the Fund may own and control. Real estate historically has experienced significant fluctuations and cycles in value.
Potential Environmental Liability Risk. Under various U.S. and non-U.S. federal, state and local laws, ordinances and regulations, a current or previous owner, developer or operator of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances at, on, under or in such property. The costs of removal or remediation of such substances could be substantial. Such laws often impose such liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of such hazardous or toxic substances. The cost of any required remediation and the owner’s liability therefore as to any property are generally not limited under such laws and could exceed the value of the property and/or the aggregate assets of the owner. The presence of such substances, or the failure to properly remediate contamination from such substances, may adversely affect the owner’s ability to sell the real estate or to borrow funds using such property as collateral, which could have an adverse effect on the Fund’s return from such investment.
Repurchase Agreements Risk. Repurchase agreements are transactions in which a purchaser purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Normally, custody of the underlying obligations prior to their repurchase is maintained by the purchaser, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the purchaser and its counterparty. The obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.
Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the purchaser may suffer delays, costs and possible losses in connection with the disposition of collateral.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a person subject to the person’s agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.
A reverse repurchase agreement has the same economic effect as borrowing money and therefore gives rise to leverage risk. Reverse repurchase agreements also involve the risk that the buyer of the securities sold might be unable to deliver them when the selling investor seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the seller’s obligation to repurchase the securities, and the seller’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
In October 2020, the SEC adopted Rule 18f-4 related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “derivatives rule”). Under the derivatives rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions.
Non-Diversification Risk. Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. The Fund is classified as a “non-diversified” investment company under the 1940 Act, although it is diversified for Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Risks Related to the Structure of the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Structure of the Fund
Anti-Takeover Risk. The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire a controlling interest in the Fund. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, amend the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Closed-end Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of Shares not to exceed 2.00% of the outstanding Shares of the Fund on the Repurchase Request Deadline. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s declaration of trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may amend the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Management Risk. The Fund is subject to management risk. In managing the Fund, the Adviser applies investment strategies, techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
Repurchase Program Risk. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. See “Share Repurchase Program.”
Risks Associated with the Fund Distribution Policy Risk. The Fund intends to make regular distributions. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital, which would reduce the NAV of the common shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a shareholder’s tax basis in such shareholder’s Fund Shares. When a shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a shareholder’s tax basis in Fund Shares, it generally will increase the amount of such shareholder’s gain or decrease the amount of such shareholder’s loss when such shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
If the Fund elects to issue preferred shares and/or notes or other forms of indebtedness, its ability to make distributions to its common shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred shares, notes or other indebtedness.
Risks Relating to the Fund’s RIC Status. Although the Fund intends to elect to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes to its shareholders dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to the sum of 90% of the sum of the Fund’s investment company taxable income (generally, its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any), and 90% of the Fund’s net tax-exempt interest income (if any). If the Fund fails to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
Shares Not Listed; No Market for Shares Risk. The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Certain Regulatory Legal and Operational Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Regulatory, Legal and Operational Risks
Analytical Model Risks. The Fund will employ certain strategies which depend upon the reliability, accuracy and analysis of the Adviser’s analytical models. To the extent such models (or the assumptions underlying them) do not prove to be correct, the Fund may not perform as anticipated, which could result in substantial losses. All models ultimately depend upon the Adviser’s judgment and the assumptions embedded in them. To the extent that with respect to any investment, the judgment or assumptions are incorrect, the Fund can suffer losses.
Governmental Interventions Risk. Extreme volatility and illiquidity in markets has in the past led to, and may in the future lead to, extensive governmental interventions in equity, credit and currency markets. Generally, such interventions are intended to reduce volatility and precipitous drops in value. In certain cases, governments have intervened on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in uncertainty. It is impossible to predict when these restrictions will be imposed, what the interim or permanent restrictions will be and/or the effect of such restrictions on the Fund’s strategies.
Legal and Regulatory Environment for Regulated Investment Funds and their Advisers Risk. The legal and regulatory environment worldwide for investment funds (such as the Fund) and their managers is evolving. Changes in the regulation of investment funds, their managers, and their trading and investing activities may have a material adverse effect on the ability of the Fund to pursue its investment program and the value of investments held by the Fund. New laws and regulations or actions taken by regulators that restrict the ability of the Fund to pursue its investment program or employ counterparties could have a material adverse effect on the Fund and its Shareholders. In addition, the Adviser may, in its sole discretion, cause the Fund to be subject to certain laws and regulations if it believes that an investment or business activity is in the Fund’s interest, even if such laws and regulations may have a detrimental effect on one or more Shareholders.
Legal Risk. The Fund may invest in assets and securities traded in various markets throughout the world, some of which are highly controlled by government authorities. Many of the laws that govern private and foreign investment, financial investment transactions, creditors’ rights and other contractual relationships in non-U.S. countries, particularly in developing countries, are new and largely untested. As a result, the Fund may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, ignorance or breaches of regulations on the part of other market participants, lack of established or effective avenues for legal redress, lack of standard practices and confidentiality customs characteristic of developed markets, and lack of enforcement of existing regulations.
Sanctions Risk. The Fund’s (or the Adviser’s, as applicable) operations are or may become subject to economic sanctions laws and regulations of various jurisdictions. At any given time, whether under applicable law, by contractual commitment or as a voluntary risk management measure, the Fund (or the Adviser, as applicable) may be required, or elect, to comply with various sanctions programs, including the Specially Designated Nationals and Blocked Persons List and Sectoral Sanctions programs administered by OFAC, the sanctions regimes administered by subsidiary organs of the United Nations Security Council, the Sanctions Orders of the Cayman Islands (including as extended to the Cayman Islands by Order of the government of the United Kingdom from time to time), and the Restrictive Measures adopted by the European Union. Some sanctions that may apply to the Fund (or the Adviser, as applicable) prohibit or restrict dealings with particular identified persons. Other potentially applicable sanctions programs broadly prohibit or restrict dealings in certain countries or territories or with individuals and entities located in such countries or territories. In addition to such current sanctions, additional sanctions may be imposed in the future. Such sanctions may be imposed with little or no advance warning or “safe harbor” for compliance and may be ambiguous, including as to the scope of financial activities that regulators may ultimately deem to be covered by the sanctions.
Depending on the scope and duration of a particular sanctions program, compliance by the Fund (or the Adviser, as applicable) may result in a material adverse effect on the Fund and its Shareholders. The Adviser and the Fund (or the Adviser, as applicable) may be subject to heightened or targeted regulatory scrutiny and information requests as a result of such sanctions. In addition, if the Adviser or the Fund (or the Adviser, as applicable) were to violate or be deemed in violation of any such sanction, it could face significant legal and monetary penalties. Sanctions may negatively impact the Fund’s ability to effectively implement their investment strategy and have a material adverse impact on the Fund’s investments in various ways, including by preventing or inhibiting the Fund from making certain investments, forcing the Fund to divest from investments previously made, and leading to substantial reductions in the revenues, profits and value of the Fund’s investments. Finally, sanctions may have broader economic implications, such as influencing the price of certain commodities, which may have adverse effects on inflation and the value of the U.S. dollar, which may adversely affect investment objectives and strategies of the Fund.
Systems and Operational Risk. The Fund depends on the Adviser to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain investments, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. In addition, the Fund relies on information systems to store sensitive information about the Fund, the Adviser, the Board, the affiliates of the Adviser and the Shareholders. Certain of the Fund’s and the Adviser’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Adviser may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Adviser, prime brokers, the Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. In addition, despite the security measures established by the Adviser and third parties to safeguard the information in these systems, such systems may be vulnerable to attacks by hackers or breached due to employee error, malfeasance or other disruptions. Any such breach could compromise these systems and result in the theft, loss or public dissemination of the information stored therein. Disruptions in the Fund’s operations or breach of the Fund’s information systems may cause the Fund to suffer, among other things, financial loss, the disruption of its businesses, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and its Shareholders.
Cybersecurity Risk. As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders. Similarly, service providers of the Adviser or the Fund, especially the Administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s network. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. On-line services provided by the Adviser to the Shareholders may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed.
The service providers of the Adviser and the Fund are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the transactions of the Fund and personally identifiable information of the Shareholders may be lost or improperly accessed, used or disclosed.
The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a material adverse effect on the Fund and its Shareholders.
Banking Relationships Risk. The Adviser and the Fund will hold cash and other assets in accounts with one or more banks, custodians or depository or credit institutions (collectively, “Banking Institutions”), which may include both U.S. and non-U.S. Banking Institutions from time to time. The Fund may also enter into credit facilities and have other relationships with Banking Institutions. The distress, impairment, or failure of, or a lack of investor or customer confidence in, any of such Banking Institutions may limit the ability of the Adviser or the Fund to access, transfer or otherwise deal with its assets, draw upon a credit facility, or rely upon any of such other relationships, in a timely manner or at all, and may result in other market volatility and disruption, including by affecting other Banking Institutions. All of the foregoing could have a negative impact on the Fund. For example, in such a scenario, the Fund could be forced to delay or forgo an investment or a distribution or generate cash to fund such investment or distribution from other sources (including by disposing of other investments or making other borrowings) in a manner that it would not have otherwise considered desirable. Furthermore, in the event of the failure of a Banking Institution, access to a depository account with that institution could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC (and similar considerations may apply to Banking Institutions in other jurisdictions not subject to FDIC protection). In such a case, the Adviser or the Fund may not recover all or a portion of such excess uninsured amounts and would instead have an unsecured claim against the Banking Institution (alongside other unsecured creditors). The Adviser does not expect to be in a position to reliably identify in advance all potential solvency or stress concerns with respect to its or the Fund’s banking relationships, and there can be no assurance that the Adviser or the Fund will be able to easily establish alternative relationships with and transfer assets to other Banking Institutions in the event a Banking Institution comes under stress or fails. In addition, portfolio companies in which the Fund may invest will also face the risks described in this paragraph. The Adviser may have limited or no visibility to or influence over the portfolio companies’ relationships with Banking Institutions. In the event that the risks described in this paragraph materialize for portfolio companies, this may have negative effects on the value and/or liquidity of the Fund’s investments.
Counterparty Risk. The Fund expects to establish relationships to obtain financing, derivative intermediation and prime brokerage services that permit the Fund to trade in any variety of markets or asset classes over time. However, there can be no assurance that the Fund will be able to establish or maintain such relationships. An inability to establish or maintain such relationships could limit the Fund’s trading activities, create losses, preclude the Fund from engaging in certain transactions or prevent the Fund from trading at optimal rates and terms. Moreover, a disruption in the financing, derivative intermediation and prime brokerage services provided by any such relationships could have a significant impact on the Fund’s business due to the Fund’s reliance on such counterparties.
Some of the markets in which the Fund may effect transactions are not “exchange-based” including “over-the-counter” or “interdealer” markets. The stability and liquidity of over-the-counter transactions depends in large part on the creditworthiness of the parties to the transactions. The participants in such markets are typically not subject to the credit evaluation and regulatory oversight to which members of “exchange-based” markets are subject. The lack of evaluation and oversight of over-the-counter markets exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. Generally, the Fund will not be restricted from dealing with any particular counterparties. The Adviser’s evaluation of the creditworthiness of counterparties may not prove sufficient. The lack of a complete and “foolproof” evaluation of the financial capabilities of the Fund’s counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
If there is a default by a counterparty, the Fund under most normal circumstances will have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the NAV of the Fund being less than if the Fund had not entered into the transaction. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. In such case, the recovery of the Fund’s investments from such counterparty or the payment of claims for such investments may be significantly delayed and the Fund may recover substantially less than the full value of the investments entrusted to such counterparty.
In addition, the Fund may use counterparties located in jurisdictions outside the U.S. Such local counterparties usually are subject to laws and regulations in foreign jurisdictions that are designed to protect customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the range of possible factual scenarios involving the insolvency of a counterparty and the potentially large number of entities and jurisdictions that may be involved, it is impossible to generalize about the effect of such an insolvency on the Fund and its assets. Shareholders should assume that the insolvency of any such counterparty would result in significant delays in recovering the Fund’s investments from or the payment of claims for such investments by such counterparty and a loss to the Fund, which could be material.
Valuation Risk. All or a substantial portion of the Fund’s investments are expected to be in the form of investments for which market quotations are not readily available. With respect to such investments, the Fund’s Board of Trustees has designated the Adviser as its valuation designee (the “Valuation Designee”) to determine the fair valuation of such investments pursuant to Rule 2a-5 under the 1940 Act. The Valuation Designee determines the fair value of the security or other instrument under policies and procedures approved by the Board of Trustees of the Fund (“Valuation Procedures”). The Adviser will be required to make determinations as to the fair value of these investments on a daily basis, in accordance with the valuation methodologies described herein. There is no single standard for determining fair value in good faith and in many cases fair value is best expressed as a range of fair values from which a single estimate may be derived. Because valuations, and in particular valuations of investments for which market quotations are not readily available, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have resulted if a ready market had existed. Even if market quotations are available for certain of the Fund’s investments, such quotations may not reflect the value that the Fund would actually be able to realize with respect to such investments because of various factors including the possible illiquidity associated with a large ownership position, future market price volatility or the potential for a future loss in market value based on poor industry or market conditions. The return realized by an investor could be adversely affected if the recorded values of investments are materially higher than the values that are ultimately realized upon the disposal of the investments and changes in values attributed to investments from quarter to quarter may result in volatility in the net asset values and results of operations reported from period to period. There can be no assurance that the investment values that are recorded from time to time will ultimately be realized. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. To the extent feasible, the Adviser aims to incorporate on a daily basis material information about the Fund’s investments; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations can cause the Fund’s NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Because of the overall size and concentrations in particular markets and maturities of positions that may be held by the Fund from time to time, the liquidation values of the Fund’s securities and other investments may differ significantly from the interim valuations of such investments derived from the valuation methods described herein. Such differences may be further affected by the time frame within which such liquidation occurs. Third-party pricing information regarding certain of the Fund’s securities and other investments may at times be unavailable. Valuations of the Fund’s securities and other investments, which may affect the amount of the Management Fee paid by the Fund, may involve uncertainties and subjective judgmental determinations, and if such valuations should prove to be incorrect, the net asset value of the Fund could be adversely affected. In addition, valuations based on models will be affected by assumptions in the models and may not reflect the prices at which positions could, in fact, be covered or sold. Absent bad faith or manifest error, valuation determinations will be conclusive and binding.
Currency Exchange Exposure Risk. The Fund may invest in investments denominated in currencies other than the U.S. Dollar. The Fund, however, values its investments in U.S. Dollars. The Fund may or may not seek to hedge its non-U.S. currency exposure by entering into currency hedging transactions. There can be no guarantee that investments suitable for hedging currency or market shifts will be available at the time when the Fund wishes to use them, or that hedging techniques employed by the Fund will be effective. Furthermore, certain currency market risks may not be fully hedged or hedged at all. To the extent unhedged, the value of the Fund’s positions denominated in currencies other than U.S. Dollars will fluctuate with U.S. Dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies. Finally, the Fund may incur costs in connection with conversions between various currencies.
Investment Procedures Risk. Subject to any requirements set by law or in this prospectus, the Fund will establish very broad investment policies and procedures for its investments. These policies and procedures will provide the Adviser with substantial discretion when selecting, acquiring and disposing of investments, including in determining the types of investments that it deems appropriate, the investment approach that it follows when making investments and the timing of investments. While the Adviser will periodically review the Fund’s compliance with investment policies and procedures, such policies and procedures may be subject to change and derogation consistent with the business practices of the Fund.
High-Risk Investing Risk. Subject to any requirements set by law or in this prospectus, the Fund is not limited with respect to the types of investment strategies it employs or the markets or instruments in which it will invest. The Fund’s capital will be invested in investments that may involve high-risk securities, may be illiquid, and may involve highly speculative investment techniques. Because the Fund will make different types of investments, with different risk, return and market correlation characteristics, it is difficult to predict the risk, return and market correlation characteristics of an investment in the Fund. The markets for the underlying investments in which the Fund will invest will fluctuate with, among other things, changes in market rates of interest, general economic conditions, economic conditions in particular industries, the condition of financial markets and the financial condition of the issuers in which the Fund will invest. In addition, the lack of an established, liquid secondary market for many of such investments may have an adverse effect on the market value of such investments and on the Fund’s ability to achieve liquidity from a disposition.
Risk of Loss. No guarantee or representation is made that the Fund’s investment program, including, without limitation, the Fund’s investment objective, diversification strategies or risk monitoring goals, will be successful. Investment results may vary substantially over time. No assurance can be made that profits will be achieved or that substantial or complete losses will not be incurred. Past investment results of the Adviser (or investments otherwise made the Adviser’s investment professionals) are not necessarily indicative of their future performance.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities. The AB CarVal Group has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over time, is fair and equitable. The AB CarVal Group currently provides investment advisory and administration services and may provide in the future similar services to Other Accounts. Certain existing Other Accounts have, and future Other Accounts may have, investment objectives similar to those of the Fund, and such Other Accounts will invest in asset classes similar to those targeted by the Fund. Certain other existing Other Accounts do not, and future Other Accounts may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The AB CarVal Group will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the AB CarVal Group.
In the event investment opportunities are allocated among the Fund and the Other Accounts, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the Other Accounts may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the Other Accounts. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
It is likely that the Other Accounts may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the Other Accounts may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the Other Accounts. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Other Accounts, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Other Accounts.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.
The 1940 Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers), principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Adviser or other funds managed by the Adviser or its affiliates, including the AB CarVal Group. The Fund is also not permitted to make any co-investments with the AB CarVal Group or its affiliates (including any fund managed by the AB CarVal Group) without exemptive relief from the SEC, subject to certain exceptions. In certain circumstances, co-investments may be made only in accordance with the terms of the Exemptive Order, if granted. Co-investments made under the Exemptive Order would be subject to compliance with the conditions and other requirements contained in the Exemptive Order, which could limit the Fund’s ability to participate in certain co-investment transactions.
The AB CarVal Group and its clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and its affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Adviser may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management fee payable by the Fund and, accordingly, the fees received by the Adviser. Certain Other Accounts pay the Adviser or its affiliates performance-based compensation, which could create an incentive for the Adviser or an affiliate to favor such investment fund or account over the Fund.
Potential Conflicts of Interest Risk—Different Positions in the Capital Structure. From time to time, the Fund and the Other Accounts may make investments at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities. Such investments inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities.
The AB CarVal Group and its clients may pursue or enforce rights with respect to an issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the AB CarVal Group and its affiliates or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
Investments with Third Parties Risk. The Fund may co-invest with third parties through joint ventures or other parties’ entities (including, without limitation, other investors, who participate in the identification, acquisition or renovation, or other services or activities related to investment properties for the Fund). Third-party involvement with an investment may negatively impact the returns of such investment if, for example, the third-party co-venturer has financial difficulties, has economic or business interests or goals that are inconsistent with those of the Fund or is in a position to take (or block) action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may enter into compensation arrangements relating to such investments, including incentive compensation arrangements. Such compensation arrangements will reduce the returns to participants in the investments.
Risks Arising from Dispositions of Investments. In connection with the disposition of an investment, the Fund may be required to make representations about the business and financial affairs of the investment, or may be responsible as a selling stockholder for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such investments or underwriters to the extent that any such representations or disclosure documents turn out to be incorrect, inaccurate or misleading.
New Fund Risk. The Fund has no operating history as an interval fund registered under the 1940 Act. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to a shareholder.
Retention and Motivation of Key Employees Risk. The success of the Fund is dependent upon the talents and efforts of highly skilled individuals employed by the Adviser and the Adviser’s ability to identify and willingness to provide acceptable compensation to attract, retain and motivate talented investment professionals and other employees. There can be no assurance that the Adviser’s investment professionals will continue to be associated with the Adviser throughout the life of the Fund, and the failure to attract or retain such investment professionals could have a material adverse effect on the Fund and its shareholders. Competition in the financial services industry for qualified employees is intense and there is no guarantee that, if lost, the talents of the Adviser’s investment professionals could be replaced.
Key Person Risk. In particular, the Fund will depend on the diligence, skill and business contacts of the Adviser’s investment committee, investment principals and managing directors and the information and deal flow they generate during the normal course of their activities. The Fund’s success will depend on the continued service of these individuals and the training of their successors, who are not obligated to remain employed with the Adviser. The departure of any of these individuals (or a significant number of its other investment professionals or personnel) for any reason, or the failure to appoint qualified or effective successors in the event of such departures, could have a material adverse effect on the Fund’s ability to achieve its investment objective.

Limits of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limits of Risk Disclosures
The above discussions of the various risks associated with the Fund and the shares are not, and are not intended to be, a complete explanation of the risks involved in an investment in the Fund. Those discussions do, however, summarize the principal risks that should be considered before investing. Prospective investors should read this entire prospectus and consult with their own advisors before deciding whether to invest. In addition, as the investment program of the Fund may change over time, an investment in the Fund may be subject to risk factors not described in this prospectus.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1601 Utica Avenue South
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
Contact Personnel Name	Matthew Bogart, Esq.
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.50%
Management Fees [Percent]	1.50%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.75%	[2],[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.75%	[2],[3]
Other Annual Expense 2 [Percent]	1.23%	[2],[3]
Other Annual Expenses [Percent]	1.98%	[2],[3]
Total Annual Expenses [Percent]	4.23%	[2],[3]
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[2],[3],[5]
Net Expense over Assets [Percent]	3.48%	[2],[3],[5]
Expense Example, Year 01	$ 59
Expense Example, Years 1 to 3	136
Expense Example, Years 1 to 5	215
Expense Example, Years 1 to 10	$ 420
Advisor [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.50%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.75%	[2],[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[2],[3]
Other Annual Expense 2 [Percent]	1.23%	[2],[3]
Other Annual Expenses [Percent]	1.23%	[2],[3]
Total Annual Expenses [Percent]	3.48%	[2],[3]
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[2],[3],[5]
Net Expense over Assets [Percent]	2.73%	[2],[3],[5]
Expense Example, Year 01	$ 28
Expense Example, Years 1 to 3	92
Expense Example, Years 1 to 5	159
Expense Example, Years 1 to 10	$ 338
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%
Management Fees [Percent]	1.50%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.75%	[2],[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.00%	[2],[3]
Other Annual Expense 2 [Percent]	1.23%	[2],[3]
Other Annual Expenses [Percent]	2.23%	[2],[3]
Total Annual Expenses [Percent]	4.48%	[2],[3]
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[2],[3],[5]
Net Expense over Assets [Percent]	3.73%	[2],[3],[5]
Expense Example, Year 01	$ 48	[6]
Expense Example, Years 1 to 3	121
Expense Example, Years 1 to 5	206
Expense Example, Years 1 to 10	$ 421
Class U [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.50%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.75%	[2],[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.75%	[2],[3]
Other Annual Expense 2 [Percent]	1.23%	[2],[3]
Other Annual Expenses [Percent]	1.98%	[2],[3]
Total Annual Expenses [Percent]	4.23%	[2],[3]
Waivers and Reimbursements of Fees [Percent]	(0.75%)	[2],[3],[5]
Net Expense over Assets [Percent]	3.48%	[2],[3],[5]
Expense Example, Year 01	$ 35
Expense Example, Years 1 to 3	114
Expense Example, Years 1 to 5	195
Expense Example, Years 1 to 10	$ 405
Shares of Beneficial Interest Sharess [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
The following description of the terms of the Fund and its shares is only a summary. For a complete description, please refer to the Delaware Statutory Trust Act, and the Fund’s Declaration of Trust and Bylaws. The Declaration of Trust and Bylaws are filed with the SEC as exhibits to the Fund’s registration statement, of which this prospectus forms a part.
Outstanding Securities
The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of October 10, 2023:

Title of Class	Authorized	Amount of Shares Held by the Fund for its Account	Amount of Shares Outstanding
Shares of Beneficial Interest Shares	Unlimited	0	10,000

Outstanding Security, Title [Text Block]	Shares of Beneficial Interest Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 2.50% of the investor’s gross purchase. Purchases of Class A shares in amounts of $250,000 or more may be subject to a 1.5%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. While Advisor Shares and Class U Shares are not subject to a front-end sales charge, if you purchase Advisor Shares or Class U Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”
[2]	Expenses assume the Fund raises $500 million in proceeds in the first 12 months resulting in estimated average net assets of approximately $250 million.
[3]	The Fund pays the Adviser the Management Fee in consideration of the investment advisory services that the Adviser provides to the Fund. See “Investment Advisory Agreement.”
[4]	“Interest Payments on Borrowed Funds” assumes the incurrence of indebtedness in an amount equal to 12.00% of the Fund’s net assets with a projected interest rate expense of 6.25%.
[5]	The Adviser has contractually agreed to reimburse expenses (exclusive of Management Fees, distribution and/or servicing fees, investment-related expenses, borrowing costs, borrowing-related costs, taxes, brokerage expenses, litigation, acquired fund fees and expenses, and extraordinary expenses) (and inclusive of organizational and initial offering costs) to the extent necessary to limit “Other Expenses” to 0.48% of the Fund’s average daily net assets. This contractual arrangement will remain in effect at least until [ ], 2024 (i.e., at least one year from the effective date of the Fund’s registration statement) unless the Fund’s Board of Trustees approves its earlier termination. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to the Expense Limitation Agreement if such recoupment does not cause the Fund to exceed the current expense limit or the expense limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years from the date the amount was initially waived or reimbursed.
[6]	If, at the end of the period, your Shares are not repurchased, your expenses would be decreased by approximately $10.